TOUCHSTONE SMALL CAP VALUE FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 100.0%
  ADVERTISING - 3.1%
     9,000  HA-LO Industries*               $    88,875
     7,600  Snyder Communications*              248,900
----------------------------------------------------------
                                                337,775
----------------------------------------------------------
  APPAREL RETAILERS - 4.6%
     6,700  bebe stores*                        227,800
     5,500  Buckle (The)*                       158,125
    10,000  Finish Line (The), Class A*         112,500
----------------------------------------------------------
                                                498,425
----------------------------------------------------------
  AUTOMOTIVE - 0.4%
     2,000  Federal Signal                       42,375
----------------------------------------------------------
  BANKING - 0.9%
     3,500  Eldorado Bancshares*                 38,500
     1,600  Greater Bay Bancorp                  53,000
----------------------------------------------------------
                                                 91,500
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 1.9%
    10,000  Hain Food Group (The)*              206,250
----------------------------------------------------------
  BUILDING MATERIALS - 1.0%
     3,000  Centex Construction Products        102,375
----------------------------------------------------------
  COMMERCIAL SERVICES - 9.6%
     8,000  Billing Concepts*                    89,500
     2,200  Consolidated Graphics*              110,000
     9,000  Innotrac*                           180,000
     6,000  Metzler Group (The)*                165,750
     8,000  Mobile Mini*                        155,000
    11,500  Modis Professional Services*        158,125
     5,000  ONSALE*                              94,688
     5,800  Stewart Enterprises                  84,463
----------------------------------------------------------
                                              1,037,526
----------------------------------------------------------
  COMMUNICATIONS - 6.3%
     5,000  Excel Switching*                    149,688
    20,000  InterVoice*                         288,742
    11,000  Metro One Telecommunications*       151,250
     7,900  PairGain Technologies*               90,850
----------------------------------------------------------
                                                680,530
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 11.8%
    27,000  Applix*                             236,250
     6,000  CIBER*                              114,750
     6,000  Complete Business Solutions*        107,625
     4,500  Jack Henry & Associates             176,625
    11,000  Mastech*                            204,875
     8,300  Mobius Management Systems*           68,475
    10,900  Parametric Technology*              151,238
     5,400  Visio*                              205,538
----------------------------------------------------------
                                              1,265,376
----------------------------------------------------------
  COMPUTERS & INFORMATION - 10.5%
     1,300  Bell & Howell*                       49,156
    15,000  Box Hill Systems*                    88,125
     5,000  Cybex Computer Products*            139,375
     5,500  Miami Computer Supply*              103,813
     7,000  Saville Systems,  ADR*              101,500


                                                 Value
   Shares                                      (Note 1)

COMPUTERS & INFORMATION - Continued
    10,000  Silicon Graphics*               $   163,750
    14,500  SMART Modular Technologies*         251,938
     7,900  Xircom*                             237,494
----------------------------------------------------------
                                              1,135,151
----------------------------------------------------------
  ELECTRONICS - 4.9%
    10,000  Catapult Communications*            188,750
     5,600  Craftmade International              71,400
    11,500  Genesis Microchip*                  271,688
----------------------------------------------------------
                                                531,838
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 0.9%
    12,000  Family Golf Centers*                 91,126
----------------------------------------------------------
  FINANCIAL SERVICES - 7.3%
    12,000  Actrade International*              153,750
    22,000  FiNet.com*                          122,375
     5,000  Investment Technology Group         161,875
     4,000  National Discount Brokers Group*    232,000
     4,300  Waddell & Reed Financial, Class A   117,981
----------------------------------------------------------
                                                787,981
----------------------------------------------------------
  FOREST PRODUCTS & PAPER - 1.3%
    20,700  Corporate Express*                  144,254
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 1.3%
    10,000  Orthodontic Centers of America*     141,250
----------------------------------------------------------
  HEAVY CONSTRUCTION - 0.8%
     2,800  Crossmann Communities*               80,850
----------------------------------------------------------
  HEAVY MACHINERY - 2.1%
     6,000  Knight Transportation*              126,000
     4,000  Woodward Governor                   104,000
----------------------------------------------------------
                                                230,000
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 2.6%
     4,800  Big Flower Holdings*                153,000
     4,700  World Color Press*                  129,250
----------------------------------------------------------
                                                282,250
----------------------------------------------------------
  MEDICAL SUPPLIES - 1.6%
     8,000  Colorado MEDtech*                   175,000
----------------------------------------------------------
  OIL & GAS - 5.6%
     5,700  Friede Goldman International*        79,088
     9,000  Marine Drilling Companies*          123,188
    12,100  Pride International*                127,806
     4,200  Tidewater                           128,100
     5,000  WICOR                               139,688
----------------------------------------------------------
                                                597,870
----------------------------------------------------------
  PHARMACEUTICALS - 7.4%
     4,800  Barr Laboratories*                  191,400
    13,000  Guilford Pharmaceuticals*           165,750
     4,500  Jones Pharma                        177,188
     9,300  Protein Design Labs*                206,344
     5,000  Rexall Sundown*                      60,625
----------------------------------------------------------
                                                801,307
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE SMALL CAP VALUE FUND

Schedule of Investments continued


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  RETAILERS - 5.0%
     3,100  Action Performance Companies*   $   102,300
     9,000  Borders Group*                      142,313
    11,500  Electronics Boutique Holdings*      163,875
     7,000  Funco*                              129,063
----------------------------------------------------------
                                                537,551
----------------------------------------------------------
  TELEPHONE SYSTEMS - 4.8%
     4,000  Commonwealth Telephone
            Enterprises*                        161,500
    10,000  Hickory Tech                        111,250
     4,200  Pacific Gateway Exchange*           122,325
    15,000  STAR Telecommunications*            117,188
----------------------------------------------------------
                                                512,263
----------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 4.3%
     6,000  Cutter & Buck*                       99,750
    10,000  Happy Kids*                          86,250
     7,900  Nautica Enterprises*                133,313
     4,400  Tropical Sportswear
            International*                      140,250
----------------------------------------------------------
                                                459,563
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $10,071,777)                           10,770,386
----------------------------------------------------------


                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 100.0%
(COST $10,071,777)(A)                       $10,770,386
CASH AND OTHER ASSETS NET OF
LIABILITIES - 0.0%                                3,880
----------------------------------------------------------
NET ASSETS - 100.0%                         $10,774,266
==========================================================

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $10,071,777, resulting in gross unrealized appreciation and depreciation of $1,132,570 and $433,961, respectively, and net unrealized appreciation of $698,609.
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE EMERGING GROWTH FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)





                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 100.5%
  AUTOMOTIVE - 1.7%
     8,600  Bandag, Class A                 $   241,875
    21,500  Exide                               317,125
----------------------------------------------------------
                                                559,000
----------------------------------------------------------
  BANKING - 3.0%
     7,000  Bank United, Class A                281,313
    17,600  Dime Bancorp                        354,200
    15,300  Golden State Bancorp*               336,600
----------------------------------------------------------
                                                972,113
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.4%
    41,300  DiMon                               214,244
    15,000  Ralcorp Holdings*                   240,938
    41,600  Vlasic Foods International*         304,200
----------------------------------------------------------
                                                759,382
----------------------------------------------------------
  BUILDING MATERIALS - 4.3%
    33,500  Dal-Tile International*             381,063
     6,000  Martin Marietta Materials           354,000
    14,000  Sawtek*                             642,250
----------------------------------------------------------
                                              1,377,313
----------------------------------------------------------
  COMMERCIAL SERVICES - 13.8%
    17,200  Administaff*                        275,200
    27,000  Applied Analytical Industries*      303,750
    13,000  A.C. Nielson*                       393,250
    15,000  Career Education*                   507,188
    10,200  CDI*                                347,438
    11,000  DeVry*                              246,125
    19,200  Education Management*               398,400
    27,000  FirstService*                       411,750
    12,300  Forrester Research*                 307,500
    21,500  Safety-Kleen*                       389,688
    29,500  Unova*                              468,313
    15,800  Wallace Computer Services           395,000
----------------------------------------------------------
                                              4,443,602
----------------------------------------------------------
  COMMUNICATIONS - 4.8%
    21,700  AudioCodes*                         585,900
     5,500  Plantronics*                        358,188
    19,000  Powerwave Technologies*             612,750
----------------------------------------------------------
                                              1,556,838
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 4.3%
    26,700  CBT Group, ADR*                     440,550
    46,600  Natural MicroSystems*               445,613
     4,500  pcOrder.com*                        187,031
    10,700  Policy Management System*           321,000
----------------------------------------------------------
                                              1,394,194
----------------------------------------------------------
  COMPUTERS & INFORMATION - 2.0%
    14,600  Gerber Scientific                   322,113
    33,600  Scitex*                             336,000
----------------------------------------------------------
                                                658,113
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 1.0%
    29,100  Magnetek*                           307,369
----------------------------------------------------------
  ELECTRONICS - 15.6%
    30,000  Aeroflex*                           592,500
     4,500  Commscope*                          138,375
     8,500  Dionex*                             344,250
    13,000  Galileo Technology*                 589,063
    25,700  GP Strategies*                      224,875



                                                 Value
   Shares                                      (Note 1)

  ELECTRONICS - Continued
    17,200  hi/fn*                          $ 1,309,342
    25,000  MMC Networks*                     1,118,750
    34,600  Sipex*                              709,300
----------------------------------------------------------
                                              5,026,455
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 3.1%
    17,000  Cinar Films, Class B*               416,500
     9,000  SFX Entertainment, Class A*         599,063
----------------------------------------------------------
                                              1,015,563
----------------------------------------------------------
  FOOD RETAILERS - 0.9%
    18,900  Pantry (The)*                       304,763
----------------------------------------------------------

----------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.5%
    14,000  Syncor International*               504,000
    19,600  Total Renal Care Holdings*          305,025
----------------------------------------------------------
                                                809,025
----------------------------------------------------------
  HEAVY CONSTRUCTION - 1.7%
    38,000  Foster Wheeler                      536,750
----------------------------------------------------------
  HEAVY MACHINERY - 1.8%
    24,100  Helix Technology                    576,894
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.8%
     5,800  Herman Miller                       121,800
     6,000  LA-Z-Boy Chair                      138,000
----------------------------------------------------------
                                                259,800
----------------------------------------------------------
  HOUSEHOLD PRODUCTS - 0.8%
     7,600  Snap-on                             275,025
----------------------------------------------------------
  INSURANCE - 2.6%
    18,400  HCC Insurance Holdings              417,450
    10,550  HSB Group                           434,528
----------------------------------------------------------
                                                851,978
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 7.8%
    16,000  American Tower Systems,
            Class A*                            384,000
    16,000  Capstar Broadcasting, Class A*      438,000
    10,100  Central Newspapers, Class A         380,013
    29,800  Hollinger International             353,875
    34,200  Information Holdings*               671,175
     9,400  Lee Enterprises                     286,700
----------------------------------------------------------
                                              2,513,763
----------------------------------------------------------
  MEDICAL SUPPLIES - 6.5%
    20,000  Arthocare*                          410,000
     8,200  EG&G                                292,125
    14,600  Novoste*                            306,600
    13,000  OEC Medical Systems*                318,500
    11,700  Roper Industries                    374,400
     8,300  Xomed Surgical Products*            404,106
----------------------------------------------------------
                                              2,105,731
----------------------------------------------------------
  METALS - 1.7%
     9,000  Harsco                              288,000
    11,600  Ryerson Tull                        261,725
----------------------------------------------------------
                                                549,725
----------------------------------------------------------
  OIL & GAS - 3.4%
    10,300  Equitable Resources                 388,825
    13,900  Helmerich & Payne                   330,994
    14,800  Nabors Industries*                  361,675
----------------------------------------------------------
                                              1,081,494
----------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE EMERGING GROWTH FUND

Schedule of Investments continued


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  PHARMACEUTICALS - 4.2%
    16,700  Albany Molecular Research*      $   496,825
    14,000  Anesta*                             286,125
     8,800  King Pharmaceuticals*               227,700
    10,000  Millennium Pharmaceuticals*         360,000
----------------------------------------------------------
                                              1,370,650
----------------------------------------------------------
  REAL ESTATE - 0.9%
    11,800  Prentiss Properties Trust, REIT     277,300
----------------------------------------------------------
  RETAILERS - 1.2%
    16,300  Enesco Group                        376,938
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.3%
     8,100  Frontier                            477,900
     8,200  Qwest Communications
            International*                      271,113
----------------------------------------------------------
                                                749,013
----------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 2.0%
    12,347  Albany International*               256,200
    24,400  Stride Rite                         251,625
     5,900  Unifi*                              125,375
----------------------------------------------------------
                                                633,200
----------------------------------------------------------



                                                 Value
   Shares                                      (Note 1)

  TRANSPORTATION - 3.4%
    37,200  Fritz Companies*                $   399,900
    45,900  Halter Marine Group*                304,088
    21,500  Yellow*                             381,625
----------------------------------------------------------
                                              1,085,613
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $27,946,526)                           32,427,604
----------------------------------------------------------


                                                 Value
    Units                                      (Note 1)

WARRANTS - 0.0%
  BANKING - 0.0%
     5,700  Golden State Bancorp*                 7,481
----------------------------------------------------------
TOTAL WARRANTS (COST $21,258)                     7,481
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 100.5%
(COST $27,967,784)(A)                        32,435,085
LIABILITIES IN EXCESS OF CASH AND
OTHER ASSETS - (0.5)%                          (168,274)
----------------------------------------------------------
NET ASSETS - 100.0%                         $32,266,811
==========================================================

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $27,967,784, resulting in gross unrealized appreciation and depreciation of $6,669,478 and $2,202,177, respectively, and net unrealized appreciation of $4,467,301.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INTERNATIONAL EQUITY FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 94.6%
  AUSTRALIA - 2.0%
    20,720  Broken Hill Proprietary         $   240,023
     7,202  Lend Lease                           98,889
     8,300  National Australia Bank             137,355
    17,189  Publishing & Broadcasting           113,441
    23,510  Southcorp                            94,946
----------------------------------------------------------
                                                684,654
----------------------------------------------------------
  BRAZIL - 0.7%
     6,379  Electrobras,  ADR*                   64,224
     5,300  Petroleo Brasileiro,  ADR            81,610
     1,135  Telecomunicacoes Brasileiras
            (Telebras), PFD Block,  ADR         102,363
----------------------------------------------------------
                                                248,197
----------------------------------------------------------
  CHILE - 0.1%
     1,100  Compania de Telecomunicaciones
            de Chile,  ADR                       27,225
----------------------------------------------------------
  CHINA - 0.2%
     3,255  China Steel, 144A,  ADR*             49,179
----------------------------------------------------------
  FINLAND - 2.9%
     7,483  Nokia Oyj                           656,377
     2,907  Sonera Group                         63,597
     8,495  UPM-Kymmene                         243,706
----------------------------------------------------------
                                                963,680
----------------------------------------------------------
  FRANCE - 9.6%
     1,694  Accor                               425,668
     3,068  AXA                                 374,540
     2,135  Cap Gemini                          335,770
     2,981  Carrefour Supermarche*              438,365
     1,725  Compagnie de Saint Gobain           275,028
     6,143  Compagnie Generale des
            Etablissements Michelin, Class B    251,479
     1,569  Louis Vuitton Moet Hennessy         459,671
     3,417  Total Fina, B                       441,124
     2,921  Valeo                               241,146
----------------------------------------------------------
                                              3,242,791
----------------------------------------------------------
  GERMANY - 6.5%
       706  Allianz Holdings                    195,982
     5,972  BASF                                264,076
     4,571  DaimlerChrysler                     396,232
     4,970  Mannesmann                          742,136
     6,487  Preussag*                           348,771
     3,097  Siemens                             239,057
----------------------------------------------------------
                                              2,186,254
----------------------------------------------------------
  GREAT BRITAIN - 24.4%
    12,653  Abbey National                      237,499
    13,556  Amvescap                            120,601
     1,044  Anglo American*                      48,767
    28,375  Bank of Scotland                    375,640
    39,139  British Petroleum                   701,336
    33,516  British Telecommunications          562,863
    20,602  Cable & Wireless
            Communications*                     198,059
    32,441  Cable & Wireless                    413,188
    15,521  CGU                                 220,639



                                                 Value
   Shares                                      (Note 1)

  GREAT BRITAIN - Continued
     7,306  COLT Telecom Group*             $   149,685
    11,834  Compass Group                       117,311
     4,040  Energis*                             96,333
    46,183  General Electric                    470,915
    19,162  Glaxo Wellcome                      532,414
    28,530  Kingfisher                          328,232
     1,742  Liberty International*               11,530
    31,213  Lloyds TSB Group                    426,025
    21,878  Nycomed Amersham                    152,702
    18,978  Orange*                             281,683
    17,153  Peninsular and Oriental
            Steam Navigation                    257,491
    12,901  SEMA Group                          124,381
    75,238  Shell Transport & Trading           564,121
    40,174  SmithKline Beecham                  522,026
     8,471  South African Breweries              73,527
    11,187  Unilever                             99,525
    37,244  Vodafone Group                      737,229
    48,993  WPP Group                           413,089
----------------------------------------------------------
                                              8,236,811
----------------------------------------------------------
  GREECE - 0.5%
     8,920  Hellenic Telecommunications
            Organization,  ADR                   98,678
     4,934  National Bank of Greece, GDR*        63,402
----------------------------------------------------------
                                                162,080
----------------------------------------------------------
  HONG KONG - 1.0%
     7,000  Cheung Kong Holdings                 62,253
    23,600  China Telecom*                       65,550
     6,211  Hang Seng Bank                       69,446
     8,300  Henderson Land Development           47,712
     3,000  Hutchison Whampoa                    27,163
    12,500  Swire Pacific, Class A               61,867
----------------------------------------------------------
                                                333,991
----------------------------------------------------------
  IRELAND - 0.0%
         1  Bank of Ireland                          16
----------------------------------------------------------
  ISRAEL - 0.1%
     1,330  ECI Telecommunications               44,139
----------------------------------------------------------
  ITALY - 3.6%
    11,026  Assicurazione Generali              382,765
    20,773  Istituto Bancario San
            Paolo di Torino                     283,522
   175,123  Seat Pagine Gialle                  238,548
    29,512  Telecom Italia                      306,224
----------------------------------------------------------
                                              1,211,059
----------------------------------------------------------
  JAPAN - 23.7%
     2,200  Acom                                189,984
     2,800  Aiwa, First Section                  92,554
     1,000  Aruze                                98,339
       500  Avex                                 78,093
    14,000  Bank of Tokyo                       199,339
       100  Bellsystem 24, Second Section        40,864
     5,000  Bridgestone                         151,227
     4,000  Canon                               115,032
    11,000  Daiwa House Industry,
            First Section                       115,718


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INTERNATIONAL EQUITY FUND

Schedule of Investments continued


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  JAPAN - Continued
       200  Don Quijote, Second Section     $    50,326
     3,200  Familymart                          146,765
     2,300  Fanuc, First Section                123,544
    18,000  Fuji Heavy Industries               138,931
     1,690  Fuji Soft ABC, First Section        100,554
     6,000  Fujitsu                             120,734
     2,000  Heiwa, First Section                 36,030
       300  Hikari Tsushin                       92,720
     2,000  Hoya, First Section                 112,883
       500  I-O Data Device                      16,941
     1,900  ITO Yokado                          127,180
       400  Kadokawa Shoten Publishing,
            Second Section                       81,646
     4,000  Kao                                 112,387
     1,600  Konami                               66,110
     1,606  Mabuchi Motor, First Section        149,306
     7,000  Matsushita Electric                 135,939
        66  Merrill Lynch
            (Honda Motor), CPS                   71,644
     8,000  Minebea                              89,249
    27,500  Mitsui Chemicals                    177,258
    22,000  Mitsui O.S.K. Lines, First Section   47,269
        90  Morgan Stanley Dean Witter
            (Canon Inc), CPS*                   105,069
        70  Morgan Stanley Dean Witter
            (Sony Corp), CPS*                   127,705
     9,000  NEC                                 111,933
       400  Nemic-Lambda K.K., First Section     29,419
     1,801  Nichiei, First Section              157,761
       500  NIDEC, First Section                 74,994
     2,500  Nintendo                            348,112
    23,000  Nippon Express                      137,799
       120  Nippon Telegraph & Telephone        699,116
    17,000  Nomura Securities                   199,066
       300  Noritsu Koki, First Section          12,644
        21  NTT Data, First Section             166,945
       100  NTT Mobile Communication
            Network, First Section              135,526
     1,200  Orix, First Section                 107,099
     1,000  Rohm Company                        156,599
       200  Ryohin Keikaku, Second Section       50,326
     1,300  Sankyo, First Section                62,201
    13,000  Sanwa Bank (The)                    127,948
    12,000  Sekisui House                       129,510
       300  Shimamura, First Section             25,411
     1,000  Softbank, First Section             202,545
     2,200  Sony                                237,253
    13,000  Sumitomo Bank                       161,251
    25,000  Sumitomo Chemical, First Section    114,660
    45,000  Sumitomo Realty & Development       168,829
     6,000  Sumitomo Rubber Industries,
            First Section                        42,443
     4,000  Takeda Chemical Industries          185,439
     2,400  TDK                                 219,552
     1,100  Tokyo Seimitsu, First Section        70,085


                                                 Value
   Shares                                      (Note 1)

  JAPAN - Continued
    18,000  Toshiba                         $   128,370
    11,000  Toyota Motor                        348,153
       600  WORLD, Second Section                44,575
     3,000  Yakult Honsha, First Section         27,394
----------------------------------------------------------
                                              7,994,298
----------------------------------------------------------
  MEXICO - 1.1%
     7,500  Cemex SA de CV, Class B,  ADR        74,145
     4,360  Cifra,  ADR*                         83,622
     2,500  Telefonos de Mexico, Class L,  ADR  202,031
----------------------------------------------------------
                                                359,798
----------------------------------------------------------
  NETHERLANDS - 6.8%
     2,550  AEGON                               185,124
     5,042  Equant*                             465,156
     6,407  Fortis                              198,021
     3,662  Ing Groep                           198,398
        56  Koninklijke Numico                    1,985
     3,805  Koninklijke (Royal) Philips
            Electronics                         375,576
     9,440  STMicroelectronics                  632,912
     1,350  STMicroelectronics,  ADR             93,656
     3,650  Verenigde Nederlandse               145,956
----------------------------------------------------------
                                              2,296,784
----------------------------------------------------------
  SINGAPORE - 0.7%
    10,750  City Developments                    68,845
    34,620  DBS Land                             69,159
    11,900  Natsteel Electronics                 52,089
     4,400  Singapore Airlines                   41,880
----------------------------------------------------------
                                                231,973
----------------------------------------------------------
  SOUTH AFRICA - 0.1%
     3,737  Liberty Life Association of Africa   47,850
----------------------------------------------------------
  SOUTH KOREA - 1.4%
    10,000  Korea Electric Power,  ADR          205,000
     3,500  Korea Telecom,  ADR*                140,000
     1,946  Pohang Iron & Steel                  65,434
       272  Samsung Electronics, GDR*            14,634
     3,400  SK Telecom,  ADR                     57,800
----------------------------------------------------------
                                                482,868
----------------------------------------------------------
  SPAIN - 1.0%
    31,320  Banco Santander Central
            Hispano*                            326,439
----------------------------------------------------------
  SWEDEN - 2.6%
    14,639  Electrolux, Class B                 307,208
     7,495  Ericsson                            240,791
    17,052  Skandia Forsakrings                 319,650
----------------------------------------------------------
                                                867,649
----------------------------------------------------------
  SWITZERLAND - 5.1%
     2,334  ABB*                                220,175
       192  Novartis                            280,644
        64  Roche Holding                       329,272
       425  Swisscom                            160,093
     1,383  Union Bank of Switzerland           413,208
       571  Zurich Allied                       325,025
----------------------------------------------------------
                                              1,728,417
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INTERNATIONAL EQUITY FUND

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  TAIWAN - 0.5%
     5,360  Taiwan Semiconductor
            Manufacturing,  ADR*            $   182,240
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $29,144,564)                           31,908,392
----------------------------------------------------------
INVESTMENT TRUST - 0.2%
  TAIWAN - 0.2%
       592  Morgan Stanley Taiwan OPALS,
            Series B, 144A                       80,736
----------------------------------------------------------
TOTAL INVESTMENT TRUST (COST $73,870)            80,736
----------------------------------------------------------
PREFERRED STOCK - 0.4%
  GERMANY - 0.4%
       301  SAP                                 120,364
----------------------------------------------------------
TOTAL PREFERRED STOCK (COST $115,218)           120,364
----------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

RIGHTS - 0.1%
  FRANCE - 0.1%
     1,569  Louis Vuitton Moet Hennessy*    $    45,902
----------------------------------------------------------
TOTAL RIGHTS (COST $0)                           45,902
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 95.3%
(COST $29,333,652)(A)                        32,155,394
CASH AND OTHER ASSETS
NET OF LIABILITIES - 4.7%                     1,587,612
----------------------------------------------------------
NET  ASSETS - 100.0%                        $33,743,006
==========================================================

Notes to the Schedule of Investments:
 *   Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $29,333,652, resulting in gross unrealized appreciation and depreciation of $4,006,628 and $1,184,886, respectively, and net unrealized appreciation of $2,821,742.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.
ADR - American Depository Receipt
CPS - Currency Protected Security
GDR - Global Depository Receipt



The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INCOME OPPORTUNITY FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - 64.9%
  AUTOMOTIVE - 2.4%
$ 750,000  Sonic Automotive,
           Series B         11.00% 08/01/08 $   742,500
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 4.1%
1,300,000  Mastellone Hermanos,
           Yankee-Dollar    11.75% 04/01/08     923,000
  400,000  Richmont Marketing
           Special, 144A   10.125% 12/15/07     336,000
----------------------------------------------------------
                                              1,259,000
----------------------------------------------------------
  CHEMICALS - 7.1%
  750,000  Lyondell Chemical,
           Series B, 144A   9.875% 05/01/07     766,875
  700,000  Royster-Clark,
           144A             10.25% 04/01/09     689,500
  750,000  ZSC Specialty
           Chemicals, 144A  11.00% 07/01/09     755,625
----------------------------------------------------------
                                              2,212,000
----------------------------------------------------------
  COMMERCIAL SERVICES - 4.8%
  750,000  Avis Rent A Car,
           144A             11.00% 05/01/09     758,438
  500,000  Dialog, Series A,
           Yankee-Dollar    11.00% 11/15/07     452,500
  500,000  Eagle Geophysical,
           Series B @       10.75% 07/15/08     260,000
----------------------------------------------------------
                                              1,470,938
----------------------------------------------------------
  COMMUNICATIONS - 6.6%
  750,000  Netia Holdings,
           144A            13.125% 06/15/09     755,625
  450,000  Northeast Optic
           Network          12.75% 08/15/08     465,750
  650,000  Orion Network    11.25% 01/15/07     581,750
  600,000  Paging Network
           do Brasil,
           Euro-Dollar (c)  13.50% 06/06/05     252,000
----------------------------------------------------------
                                              2,055,125
----------------------------------------------------------
  CONTAINERS & PACKAGING - 0.8%
  250,000  Consolidated
           Container, 144A 10.125% 07/15/09     253,750
----------------------------------------------------------
  ELECTRIC UTILITIES - 4.8%
  750,000  AES Corporation
           (The)             9.50% 06/01/09     770,625
  750,000  Calpine           7.75% 04/15/09     703,125
----------------------------------------------------------
                                              1,473,750
----------------------------------------------------------
  ELECTRONICS - 1.2%
  500,000  Pacific Aerospace
           & Electronics    11.25% 08/01/05     375,000
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 3.6%
  450,000  Bell Sports,
           Series B         11.00% 08/15/08     447,750
  500,000  Derby Cycle
           Corporation (The)10.00% 05/15/08     405,000
  500,000  TVN Entertainment,
           144A (c)         14.00% 08/01/08     275,000
----------------------------------------------------------
                                              1,127,750
----------------------------------------------------------



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

  HEALTH CARE PROVIDERS - 1.6%
$ 500,000  LifePoint Hospitals,
           144A             10.75% 05/15/09 $   508,750
----------------------------------------------------------
  HEAVY MACHINERY - 1.5%
  500,000  Tokheim, 144A   11.375% 08/01/08     477,500
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.8%
  750,000  Imperial Home Decor
           Group, Series B  11.00% 03/15/08     562,500
----------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 10.2%
  450,000  Aqua Chem        11.25% 07/01/08     315,000
  450,000  Evenflo, Series B11.75% 08/15/06     454,500
  500,000  FSW International,
           Yankee-Dollar#+  12.50% 11/01/06     125,000
  700,000  Generac Portable
           Products, 144A   11.25% 07/01/06     764,750
  880,000  Pen-Tab
           Industries      10.875% 02/01/07     748,000
  750,000  Pentacon,
           Series B         12.25% 04/01/09     738,750
----------------------------------------------------------
                                              3,146,000
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 4.2%
1,000,000  Innova S. de R.L.,
           Yankee-Dollar   12.875% 04/01/07     805,000
  600,000  Source Media     12.00% 11/01/04     480,000
----------------------------------------------------------
                                              1,285,000
----------------------------------------------------------
  METALS - 0.9%
  500,000  Nippon Denro
           Ispat             3.00% 04/01/01     130,000
1,000,000  NTS Steel Group,
           Euro-Dollar#+     4.00% 12/16/08     150,000
----------------------------------------------------------
                                                280,000
----------------------------------------------------------
  OIL & GAS - 3.9%
  300,000  Panaco          10.625% 10/01/04     195,000
  500,000  Pride
           International    10.00% 06/01/09     507,500
  500,000  Western Gas
           Resources, 144A  10.00% 06/15/09     509,375
----------------------------------------------------------
                                              1,211,875
----------------------------------------------------------
  RETAILERS - 1.7%
  500,000  Big 5           10.875% 11/15/07     510,000
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.5%
  750,000  NEXTLINK
           Communications   10.75% 06/01/09     768,750
----------------------------------------------------------
  TRANSPORTATION - 1.2%
  500,000  Stena Line      10.625% 06/01/08     377,500
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $23,126,278)                           20,097,688
----------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 34.1%
  ARGENTINA - 1.9%
  697,500  Republic of
           Argentina(b)     5.938% 03/31/05     597,409
----------------------------------------------------------
  BRAZIL - 5.6%
1,200,000  Republic
           of Brazil       11.625% 04/15/04   1,113,000
1,000,000  Republic of Brazil,
           Brady Bond(b)    5.875% 04/15/24     618,750
----------------------------------------------------------
                                              1,731,750
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE INCOME OPPORTUNITY FUND


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

SOVEREIGN GOVERNMENT OBLIGATIONS - Continued
  BULGARIA - 4.5%
$1,000,000  Government of
            Bulgaria, Brady
            Bond(b)         5.875% 07/28/24 $   677,500
 1,050,000  Government of
            Bulgaria, Brady
            Bond, IAB(b)    5.875% 07/28/11     711,375
----------------------------------------------------------
                                              1,388,875
----------------------------------------------------------
  COLOMBIA - 2.0%
  750,000  Republic of
           Colombia          9.75% 04/23/09     615,000
----------------------------------------------------------
  MEXICO - 5.7%
1,750,000  United Mexican
           States          10.375% 02/17/09   1,756,561
----------------------------------------------------------
  NIGERIA - 1.5%
  750,000  Central Bank of
           Nigeria, Series WW,
           Brady Bond(b)(c)  6.25% 11/15/20     460,313
----------------------------------------------------------
  PERU - 1.8%
1,000,000  Republic of Peru,
           Brady Bond,
           FLIRB(b)          3.75% 03/07/17     543,750
----------------------------------------------------------
  PHILIPPINE ISLANDS - 2.5%
  800,000  Republic of
           Philippines      9.875% 01/15/19     783,000
----------------------------------------------------------
  RUSSIA - 1.3%
  800,000  Russian Federation8.75% 07/24/05     397,000
----------------------------------------------------------
  TURKEY - 2.3%
  750,000  Republic of
           Turkey          12.375% 06/15/09     728,438
----------------------------------------------------------
  VENEZUELA - 5.0%
2,023,800  Republic of
           Venezuela, Series
           DL, Brady Bond,
           DCB(b)           6.313% 12/18/07   1,538,088
----------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $10,733,685)               10,540,184
----------------------------------------------------------



                                                 Value
    Units                                      (Note 1)

WARRANTS - 0.0%
    10,125  Conecel Holdings *                       --
       400  Loral Space & Communications *  $     4,200
       300  Primus Telecommunications*            6,000
----------------------------------------------------------
TOTAL WARRANTS (COST $0)                         10,200
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 99.0%
(COST $33,859,963)(A)                        30,648,072
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.0%                       286,032
----------------------------------------------------------
NET ASSETS - 100.0%                         $30,934,104
==========================================================

Notes to the Schedule of Investments:
  *  Non-income producing security.
  # Security currently in default of interest payment. The Fund is not accruing stated interest.
  +  Restricted and Board valued security (Note 6).
  @ Security defaulted on interest payment which was due subsequent to period end. All income receivable related to this security has been written off as of June 30, 1999.
(a) The aggregate identified cost for federal income tax purposes is $33,859,963, resulting in gross unrealized appreciation and depreciation of $510,914 and $3,722,805 respectively, and net unrealized depreciation of $3,211,891.
(b) Interest rate shown reflects current rate on instrument with variable or floating rates. (c) Security issued with detachable warrants. The current value of each warrant is zero. 144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.
Brady Bond - U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.
DCB - Debt Conversion Bond
Euro-Dollar - Bonds issued offshore that pay interest and principal in U.S.
              dollars.
FLIRB - Front-Load Interest Reduction Bonds
IAB - Interest Arrears Bond
Yankee-Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE HIGH YIELD FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)




  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - 95.3%
  AUTOMOTIVE - 4.7%
 $500,000  Accuride, Series B9.25% 02/01/08 $   495,000
  250,000  Federal-Mogul,
           144A             7.375% 01/15/06     235,409
----------------------------------------------------------
                                                730,409
----------------------------------------------------------
  CHEMICALS - 6.6%
  500,000  Lyondell Chemical,
           Series B, 144A   9.875% 05/01/07     511,250
  500,000  ZSC Specialty
           Chemicals, 144A  11.00% 07/01/09     500,000
----------------------------------------------------------
                                              1,011,250
----------------------------------------------------------
  COMMERCIAL SERVICES - 6.1%
  500,000  Rural/Metro      7.875% 03/15/08     452,500
  500,000  United Rentals,
           Series B          8.80% 08/15/08     485,000
----------------------------------------------------------
                                                937,500
----------------------------------------------------------
  COMMUNICATIONS - 1.9%
  500,000  Pinnacle
           Holdings(b)       0.00% 03/15/08     286,250
----------------------------------------------------------
  COSMETICS & PERSONAL CARE - 3.0%
  500,000  Revlon Consumer
           Products         8.625% 02/01/08     467,500
----------------------------------------------------------
  ELECTRIC UTILITIES - 3.1%
  500,000  AES               8.50% 11/01/07     471,250
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 3.2%
  500,000  Integrated Electrical
           Services, Series B9.375%02/01/09     492,500
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 3.1%
  500,000  Carmike Cinemas,
           144A             9.375% 02/01/09     483,750
----------------------------------------------------------
  FINANCIAL SERVICES - 2.5%
  500,000  ContiFinancial   8.125% 04/01/08     378,292
----------------------------------------------------------
  FOOD RETAILERS - 3.2%
  500,000  Marsh Supermarkets,
           Series B         8.875% 08/01/07     495,000
----------------------------------------------------------
  FOREST PRODUCTS & PAPER - 9.7%
  500,000  Delta Mills,
           Series B         9.625% 09/01/07     480,000
  500,000  Republic Group    9.50% 07/15/08     492,500
  500,000  Tembec Finance,
           Yankee-Dollar    9.875% 09/30/05     521,874
----------------------------------------------------------
                                              1,494,374
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 7.1%
  200,000  Columbia/HCA
           Healthcare        7.00% 07/01/07     179,368
  500,000  Genesis Health
           Ventures          9.25% 10/01/06     400,000
  500,000  LifePoint Hospitals,
           144A             10.75% 05/15/09     508,750
----------------------------------------------------------
                                              1,088,118
----------------------------------------------------------




  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

  HOUSING - 3.1%
$ 500,000  Champion Enterprises,
           144A             7.625% 05/15/09 $   481,607
----------------------------------------------------------
  INSURANCE - 3.1%
  500,000  Willis Corroon,
           144A              9.00% 02/01/09     481,875
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 9.8%
  500,000  American Lawyer
           Media, Series B   9.75% 12/15/07     510,000
  500,000  Chancellor Media  9.00% 10/01/08     508,750
  500,000  Susquehanna
           Media, 144A       8.50% 05/15/09     492,500
----------------------------------------------------------
                                              1,511,250
----------------------------------------------------------
  METALS - 6.2%
  500,000  Algoma Steel    12.375% 07/15/05     490,000
  500,000  LTV Corporation
           (The)             8.20% 09/15/07     467,500
----------------------------------------------------------
                                                957,500
----------------------------------------------------------
  OIL & GAS - 6.6%
  500,000  HS Resources      9.25% 11/15/06     495,000
  500,000  RBF Finance,
           144A             11.00% 03/15/06     515,000
----------------------------------------------------------
                                              1,010,000
----------------------------------------------------------
  RESTAURANTS - 3.1%
  500,000  Advantica Restaurant
           Group            11.25% 01/15/08     481,250
----------------------------------------------------------
  TELEPHONE SYSTEMS - 3.8%
  500,000  Paging Network   8.875% 02/01/06     360,000
  250,000  Sprint Capital   6.875% 11/15/28     227,633
----------------------------------------------------------
                                                587,633
----------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 2.1%
  500,000  Galey & Lord     9.125% 03/01/08     327,500
----------------------------------------------------------
  TRANSPORTATION - 3.3%
  500,000  American Commercial
           Lines, Series B  10.25% 06/30/08     500,000
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $15,153,345)                           14,674,808
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 95.3%
(COST $15,153,345)(A)                        14,674,808
CASH AND OTHER ASSETS
NET OF LIABILITIES - 4.7%                       720,758
----------------------------------------------------------
NET ASSETS - 100.0%                         $15,395,566
==========================================================

Notes to the Schedule of Investments:
(a) The aggregate identified cost for federal income tax purposes is $15,153,345, resulting in gross unrealized appreciation and depreciation of $42,365 and $520,902, respectively, and net unrealized depreciation of $478,537.
(b) Step coupon bond, zero coupon until 03/15/2003, 10.00% thereafter.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights. Yankee-Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VALUE PLUS FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 96.9%
  AEROSPACE & DEFENSE - 1.7%
     2,250  Allied Signal                   $   141,750
----------------------------------------------------------
  AUTOMOTIVE - 2.4%
     3,675  Magna International, Class A        208,556
----------------------------------------------------------
  BANKING - 5.7%
     3,257  Bank One                            193,995
     4,775  First American                      198,461
     4,500  North Fork Bancorporation            95,906
----------------------------------------------------------
                                                488,362
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.9%
     5,900  Pepsico                             228,256
     3,500  Sysco                               104,344
----------------------------------------------------------
                                                332,600
----------------------------------------------------------
  CHEMICALS - 1.2%
     1,550  Du Pont (E.I.) De Nemours           105,884
----------------------------------------------------------
  COMMERCIAL SERVICES - 1.6%
     9,375  Stewart Enterprises                 136,523
----------------------------------------------------------
  COMMUNICATIONS - 3.8%
     3,725  Nortel Networks                     323,372
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 2.3%
     4,250  Ceridian*                           138,922
     1,150  First Data                           56,278
----------------------------------------------------------
                                                195,200
----------------------------------------------------------
  COMPUTERS & INFORMATION - 3.0%
     3,725  Sun Microsystems*                   256,559
----------------------------------------------------------
  ELECTRIC UTILITIES - 1.4%
     2,825  CMS Energy                          118,297
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.8%
     1,450  Thomas & Betts                       68,513
----------------------------------------------------------
  ELECTRONICS - 4.6%
     2,375  Intel                               141,313
     3,000  Micron Technology*                  120,938
     2,250  Xilinx*                             128,813
----------------------------------------------------------
                                                391,064
----------------------------------------------------------
  FINANCIAL SERVICES - 6.9%
     4,287  Citigroup                           203,633
     2,400  Federal National Mortgage
            Association                         164,100
       900  Morgan Stanley Dean Witter           92,250
     2,800  SLM Holding                         128,275
----------------------------------------------------------
                                                588,258
----------------------------------------------------------
  FOOD RETAILERS - 2.3%
     3,827  Albertson's                         197,330
----------------------------------------------------------
  FOREST PRODUCTS & PAPER - 5.1%
     3,500  Kimberly-Clark                      199,500
     4,150  Mead                                173,263
     2,550  Tenneco                              60,881
----------------------------------------------------------
                                                433,644
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.5%
     4,675  HCR Manor Care*                     113,077
     6,825  Healthsouth*                        101,948
----------------------------------------------------------
                                                215,025
----------------------------------------------------------
  HEAVY MACHINERY - 1.8%
     2,100  Applied Materials*                  155,138
----------------------------------------------------------



                                                 Value
   Shares                                      (Note 1)

  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.1%
     1,575  General Electric                $   177,975
     1,975  Newell Rubbermaid                    91,838
----------------------------------------------------------
                                                269,813
----------------------------------------------------------
  INSURANCE - 6.2%
     1,350  Aetna                               120,741
     2,750  Equitable Companies                 184,250
     1,550  Ohio Casualty                        55,994
     3,975  Reliastar Financial                 173,906
----------------------------------------------------------
                                                534,891
----------------------------------------------------------
  MEDICAL SUPPLIES - 1.4%
     4,000  Becton Dickinson & Company          120,000
----------------------------------------------------------
  OFFICE EQUIPMENT - 3.1%
     4,525  Xerox                               267,258
----------------------------------------------------------
  OIL & GAS - 9.2%
     1,800  Chevron                             171,338
     4,075  Conoco, Class A                     113,591
     2,275  Mobil                               225,225
     1,275  Schlumberger                         81,202
     4,575  Williams Companies (The)            194,723
----------------------------------------------------------
                                                786,079
----------------------------------------------------------
  PHARMACEUTICALS - 4.8%
     1,975  Abbott Laboratories                  89,863
     2,750  Amgen*                              167,406
     2,025  Merck                               149,850
----------------------------------------------------------
                                                407,119
----------------------------------------------------------
  RETAILERS - 3.9%
     2,375  Consolidated Stores*                 64,125
     2,450  Federated Department Stores*        129,697
     6,325  Office Depot*                       139,545
----------------------------------------------------------
                                                333,367
----------------------------------------------------------
  TELEPHONE SYSTEMS - 11.7%
     3,150  Alltel                              225,225
     2,225  Bell Atlantic                       145,459
     4,175  Frontier                            246,325
     2,225  MCI Worldcom*                       191,489
     3,400  SBC Communications                  197,200
----------------------------------------------------------
                                              1,005,698
----------------------------------------------------------
  TRANSPORTATION - 2.5%
     1,500  Trinity Industries                   50,250
     2,050  US Freightways                       94,941
     3,700  Wisconsin Central Transport*         69,838
----------------------------------------------------------
                                                215,029
----------------------------------------------------------
TOTAL COMMON STOCKS (COST $7,436,130)         8,295,329
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 96.9%
(COST $7,436,130)(A)                          8,295,329
----------------------------------------------------------
CASH AND OTHER ASSETS
NET OF LIABILITIES - 3.1%                       267,365
NET ASSETS - 100.0%                         $ 8,562,694
==========================================================

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $7,436,130, resulting in gross unrealized appreciation and depreciation of $977,437 and $118,238, respectively, and net unrealized appreciation of $859,199.



The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE GROWTH & INCOME FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)





                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.1%
  AEROSPACE & DEFENSE - 3.8%
    39,700  Lockheed Martin                 $ 1,478,825
    10,500  Northrop Grumman                    696,281
    13,900  Rockwell International              844,425
----------------------------------------------------------
                                              3,019,531
----------------------------------------------------------
  AUTOMOTIVE - 3.6%
    33,000  Ford Motor                        1,862,438
    15,966  Meritor Automotive                  407,133
    11,700  Paccar                              624,488
----------------------------------------------------------
                                              2,894,059
----------------------------------------------------------
  BANKING - 9.0%
    29,300  Bank of America                   2,148,056
    15,824  Bank One                            942,517
    19,100  Chase Manhattan                   1,654,538
    17,946  First Union                         843,462
    23,300  Fleet Financial Group             1,033,938
    16,200  US Bancorp                          550,800
----------------------------------------------------------
                                              7,173,311
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.4%
    20,500  Heinz (H. J.)                     1,027,563
    22,600  Pepsico                             874,338
    20,400  Philip Morris                       819,825
----------------------------------------------------------
                                              2,721,726
----------------------------------------------------------
  CHEMICALS - 5.2%
    16,700  Akzo,  ADR                          707,663
     7,300  Dow Chemical                        926,188
    20,000  Du Pont (E.I.) De Nemours         1,366,250
    54,600  Lyondell Petro Chemical           1,126,125
----------------------------------------------------------
                                              4,126,226
----------------------------------------------------------
  COMMERCIAL SERVICES - 2.1%
    47,100  Pacificorp                          865,463
    20,700  Unicom                              798,244
----------------------------------------------------------
                                              1,663,707
----------------------------------------------------------
  COSMETICS & PERSONAL CARE - 4.0%
    34,000  Avon Products                     1,887,000
    12,900  Colgate-Palmolive                 1,273,875
----------------------------------------------------------
                                              3,160,875
----------------------------------------------------------
  ELECTRIC UTILITIES - 0.5%
    13,500  Cinergy                             432,000
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.7%
     8,600  Emerson Electric                    540,725
----------------------------------------------------------
  FINANCIAL SERVICES - 2.3%
    21,300  Federal National Mortgage
            Association                       1,456,388
     3,000  J.P. Morgan                         421,500
----------------------------------------------------------
                                              1,877,888
----------------------------------------------------------
  FOOD RETAILERS - 0.2%
     2,726  Albertson's                         140,559
----------------------------------------------------------



                                                 Value
   Shares                                      (Note 1)

  FOREST PRODUCTS & PAPER - 4.8%
    24,900  Georgia-Pacific                 $ 1,179,638
    13,900  Georgia-Pacific (Timber Group)      350,975
    11,000  Temple-Inland                       750,750
    22,500  Weyerhauser                       1,546,875
----------------------------------------------------------
                                              3,828,238
----------------------------------------------------------
  HEAVY MACHINERY - 1.8%
     5,500  Caterpillar                         330,000
    24,900  Parker Hannifin                   1,139,175
----------------------------------------------------------
                                              1,469,175
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
     7,900  General Electric                    892,700
----------------------------------------------------------
  HOUSEHOLD PRODUCTS - 4.8%
    54,900  Corning                           3,849,853
----------------------------------------------------------
  INSURANCE - 4.4%
    10,400  Lincoln National                    544,050
     5,900  Marsh & McLennan Companies          445,450
    31,900  St. Paul Companies (The)          1,014,819
    26,231  XL Capital, Class A               1,482,052
----------------------------------------------------------
                                              3,486,371
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 0.5%
     7,600  McGraw-Hill Companies (The)         409,925
----------------------------------------------------------
  METALS - 2.3%
    43,700  Allegheny Teledyne                  988,713
    38,100  Oregon Steel Mills                  507,206
     3,600  Phelps Dodge                        222,975
     2,300  Reynolds Metals                     135,700
----------------------------------------------------------
                                              1,854,594
----------------------------------------------------------
  OFFICE EQUIPMENT - 3.7%
    50,200  Xerox                             2,964,938
----------------------------------------------------------
  OIL & GAS - 9.2%
     8,288  BP Amoco,  ADR                      899,248
    26,600  Conoco, Class A                     741,475
    12,700  Elf Aquitaine,  ADR                 934,244
     8,500  Mobil                               841,500
    14,200  Royal Dutch Petroleum               855,550
    18,700  Texaco                            1,168,750
    13,700  Total Fina,  ADR*                   882,794
    24,800  Williams Companies (The)          1,055,550
----------------------------------------------------------
                                              7,379,111
----------------------------------------------------------
  PHARMACEUTICALS - 6.6%
    41,900  American Home Products            2,409,250
    17,100  Bristol-Myers Squibb              1,204,481
    12,700  Glaxo Wellcome,  ADR                719,138
    13,800  Smithkline Beecham,  ADR            911,663
----------------------------------------------------------
                                              5,244,532
----------------------------------------------------------
  REAL ESTATE - 0.6%
    13,200  Boston Properties, REIT             473,550
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE GROWTH & INCOME FUND


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  RETAILERS - 1.5%
    49,100  Rite Aid                        $ 1,209,088
----------------------------------------------------------
  TELEPHONE SYSTEMS - 17.6%
    19,300  Alltel                            1,379,950
    11,400  Ameritech                           837,900
    44,000  Bell Atlantic                     2,876,500
    34,800  Bellsouth                         1,631,250
    25,900  Frontier                          1,528,100
    25,900  GTE                               1,961,925
    28,800  SBC Communications                1,670,400
    29,400  Sprint                            1,552,688
    25,800  Telesp Participacoes,  ADR          590,175
----------------------------------------------------------
                                             14,028,888
----------------------------------------------------------
  TRANSPORTATION - 4.4%
    11,200  Canadian National Railway           750,400
    26,000  Canadian Pacific                    619,125
    34,600  CSX                               1,567,813
    18,800  Norfolk Southern                    566,350
----------------------------------------------------------
                                              3,503,688
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $67,188,794)                           78,345,258
----------------------------------------------------------





                                                 Value
   Shares                                      (Note 1)

CONVERTIBLE PREFERRED STOCKS - 0.6%
  CHEMICALS - 0.6%
    11,400  Monsanto,  ACES                 $   457,425
----------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $471,268)                                 457,425
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 98.7%
(COST $67,660,062)(A)                        78,802,683
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.3%                     1,001,444
----------------------------------------------------------
NET ASSETS - 100.0%                         $79,804,127
==========================================================

Notes to the Schedule of Investments:
 *   Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $67,660,062, resulting in gross unrealized appreciation and depreciation of $13,318,612 and $2,175,991, respectively, and net unrealized appreciation of $11,142,621.
ACES - Adjustable Conversion-Rate Equity Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust



The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE ENHANCED 30 FUND



SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)




                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 95.0%
  AEROSPACE & DEFENSE - 6.3%
     5,400  Allied Signal                   $   340,200
     7,700  Boeing                              340,244
----------------------------------------------------------
                                                680,444
----------------------------------------------------------
  BANKING - 3.2%
     4,600  Bank of America                     337,238
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 9.5%
     4,800  Coca-Cola                           300,000
     8,500  McDonald's                          351,156
     9,200  Philip Morris                       369,725
----------------------------------------------------------
                                              1,020,881
----------------------------------------------------------
  CHEMICALS - 2.9%
     4,600  Du Pont (E.I.) De Nemours           314,238
----------------------------------------------------------
  COMMUNICATIONS - 3.7%
     5,900  Lucent Technologies                 397,881
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 3.5%
     4,100  Microsoft                           369,769
----------------------------------------------------------
  COMPUTERS & INFORMATION - 10.8%
     5,800  Cisco Systems*                      374,100
     4,000  Hewlett-Packard                     401,998
     3,000  International Business Machines     387,750
----------------------------------------------------------
                                              1,163,848
----------------------------------------------------------
  COSMETICS & PERSONAL CARE - 2.9%
     3,500  Proctor & Gamble                    312,375
----------------------------------------------------------
  ELECTRONICS - 2.9%
     5,300  Intel                               315,350
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 2.9%
    10,000  Walt Disney Company (The)           308,125
----------------------------------------------------------
  FINANCIAL SERVICES - 9.1%
     2,500  American Express                    325,313
     6,600  Citigroup                           313,500
     2,400  J.P. Morgan                         337,200
----------------------------------------------------------
                                                976,013
----------------------------------------------------------




                                                 Value
   Shares                                      (Note 1)

  HEAVY MACHINERY - 6.5%
     5,700  Caterpillar                     $   342,000
     4,900  United Technologies                 351,269
----------------------------------------------------------
                                                693,269
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.4%
     3,200  General Electric                    361,600
----------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 2.8%
     3,500  Minnesota Mining &
            Manufacturing (3M)                  304,281
----------------------------------------------------------
  MEDICAL SUPPLIES - 3.1%
     3,400  Johnson & Johnson                   333,200
----------------------------------------------------------
  OIL & GAS - 6.3%
     3,600  Chevron                             342,675
     3,400  Mobil                               336,600
----------------------------------------------------------
                                                679,275
----------------------------------------------------------
  PHARMACEUTICALS - 9.2%
     6,900  Abbott Laboratories                 313,950
     4,700  Merck                               347,800
     3,000  Pfizer                              329,250
----------------------------------------------------------
                                                991,000
----------------------------------------------------------
  RETAILERS - 6.0%
     6,700  Sears Roebuck                       298,569
     7,200  Wal-Mart Stores                     347,400
----------------------------------------------------------
                                                645,969
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $10,040,229)                           10,204,756
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 95.0%
(COST $10,040,229)(A)                        10,204,756
CASH AND OTHER ASSETS
NET OF LIABILITIES - 5.0%                       541,504
----------------------------------------------------------
NET ASSETS - 100.0%                         $10,746,260
==========================================================

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $10,040,229, resulting in gross unrealized appreciation and depreciation of $421,295 and $256,768, respectively, and net unrealized appreciation of $164,527.



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BALANCED FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 55.7%
  ADVERTISING - 2.6%
     4,000  Lamar Advertising*              $   163,750
     6,900  WPP Group                           591,675
     7,000  Young & Rubicam                     318,063
----------------------------------------------------------
                                              1,073,488
----------------------------------------------------------
  AEROSPACE & DEFENSE - 1.8%
    10,000  Boeing                              441,875
     4,700  Rockwell International              285,525
----------------------------------------------------------
                                                727,400
----------------------------------------------------------
  AIRLINES - 1.2%
     7,200  AMR*                                491,400
----------------------------------------------------------
  BANKING - 3.6%
     6,000  BankBoston                          306,750
     9,000  Household International             426,375
    17,300  Wells Fargo                         739,575
----------------------------------------------------------
                                              1,472,700
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.5%
    11,216  Diageo,  ADR                        482,288
    13,000  McDonald's                          537,063
----------------------------------------------------------
                                              1,019,351
----------------------------------------------------------
  CHEMICALS - 2.4%
     6,500  Du Pont (E.I.) De Nemours           444,031
    14,400  Monsanto                            567,900
----------------------------------------------------------
                                              1,011,931
----------------------------------------------------------
  COMMERCIAL SERVICES - 1.3%
    10,000  Waste Management                    537,500
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 4.1%
    42,100  Cadence Design Systems*             536,775
    16,800  Computer Associates
            International                       924,000
     5,000  First Data                          244,688
----------------------------------------------------------
                                              1,705,463
----------------------------------------------------------
  COMPUTERS & INFORMATION - 1.9%
    21,900  Compaq Computer                     518,756
     6,000  Jabil Circuit*                      270,750
----------------------------------------------------------
                                                789,506
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.8%
     5,500  Emerson Electric                    345,813
----------------------------------------------------------
  ELECTRONICS - 3.9%
    10,000  Arrow Electronics*                  190,000
     6,500  Avnet                               302,250
     4,400  Flextronics International*          244,200
     3,300  Motorola                            312,675
     7,000  Oak Industries*                     305,813
     3,500  Raytheon, Class B                   246,313
----------------------------------------------------------
                                              1,601,251
----------------------------------------------------------
  FINANCIAL SERVICES - 4.2%
    17,500  Citigroup                           831,250
     9,800  Countrywide Credit                  418,950
     8,300  Federal Home Loan Mortgage
            Corporation                         481,400
----------------------------------------------------------
                                              1,731,600
----------------------------------------------------------




                                                 Value
   Shares                                      (Note 1)

  HEAVY MACHINERY - 1.9%
     8,000  Caterpillar                     $   480,000
     9,000  Dover                               315,000
----------------------------------------------------------
                                                795,000
----------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 2.1%
     4,000  Carlisle Companies                  192,500
     8,000  Minnesota Mining &
            Manufacturing                       695,500
----------------------------------------------------------
                                                888,000
----------------------------------------------------------
  INSURANCE - 3.8%
    10,000  Ace Limited                         282,500
     6,000  AFLAC                               287,250
     8,729  Conseco                             265,689
     9,000  Everest Reinsurance Holdings        293,625
     4,000  PartnerRe                           149,500
     5,500  XL Capital, Class A                 310,750
----------------------------------------------------------
                                              1,589,314
----------------------------------------------------------
  LODGING - 1.1%
   193,200  Homestead  Village*                 470,925
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 3.3%
    13,000  Chancellor Media*                   716,625
     8,300  Emmis Communications,
            Class A*                            409,813
    11,000  Gartner Group, Class A*             225,500
----------------------------------------------------------
                                              1,351,938
----------------------------------------------------------
  MEDICAL SUPPLIES - 1.0%
     5,000  Becton Dickinson & Company          150,000
     7,000  EG&G                                249,375
----------------------------------------------------------
                                                399,375
----------------------------------------------------------
  METALS - 2.3%
     5,500  Alcoa                               340,313
    11,900  Allegheny Teledyne                  269,238
    11,000  Crane                               345,813
----------------------------------------------------------
                                                955,364
----------------------------------------------------------
  OIL & GAS - 0.5%
     5,400  Anadarko Petroleum                  198,788
----------------------------------------------------------
  PHARMACEUTICALS - 1.8%
     8,000  American Home Products              460,000
     6,200  Teva Pharmaceutical Industries,
            ADR                                 303,800
----------------------------------------------------------
                                                763,800
----------------------------------------------------------
  REAL ESTATE - 1.6%
    17,500  Prologis Trust, REIT                354,375
    22,400  Security Capital Group, Class B*    326,200
----------------------------------------------------------
                                                680,575
----------------------------------------------------------
  RETAILERS - 0.7%
     7,000  May Department Stores               286,125
----------------------------------------------------------
  TELEPHONE SYSTEMS - 1.8%
     3,500  MCI Worldcom*                       301,875
     8,000  Sprint                              422,500
----------------------------------------------------------
                                                724,375
----------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 0.4%
    10,200  Shaw Industries*                    168,300
----------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BALANCED FUND

Schedule of Investments continued



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  TRANSPORTATION - 3.1%
    18,500  Air Express International       $   469,438
    12,000  Canadian Pacific                    285,750
     7,800  Sabre Group Holdings*               536,250
----------------------------------------------------------
                                              1,291,438
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $22,079,138)                           23,070,720
----------------------------------------------------------
PREFERRED STOCK - 1.1%
  ENTERTAINMENT & LEISURE - 1.1%
    14,200  News Corporation Limited
            (The),  ADR                         448,188
----------------------------------------------------------
TOTAL PREFERRED STOCK
(COST $352,114)                                 448,188
----------------------------------------------------------


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

ASSET-BACKED SECURITIES - 1.8%
  ELECTRIC UTILITIES - 1.8%
$ 750,000  Peco Energy Transition
           Trust, Series 1999-A,
           Class A2          5.63% 03/01/05     735,870
----------------------------------------------------------
  FINANCIAL SERVICES - 0.0%
    8,283  Merrill Lynch Mortgage
           Investors, Series
           1991-I, Class A   7.65% 01/15/12       8,291
----------------------------------------------------------
TOTAL ASSET-BACKED
SECURITIES (COST $757,930)                      744,161
----------------------------------------------------------
CORPORATE BONDS - 14.8%
  BANKING - 3.0%
  750,000  Associates Corporation
           of North America  5.75% 11/01/03     726,727
  250,000  BB&T              7.25% 06/15/07     250,313
  250,000  Chase Manhattan   7.25% 06/01/07     252,506
      726  Nykredit          6.00% 10/01/26          98
----------------------------------------------------------
                                              1,229,644
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.4%
  160,000  Coca-Cola Femsa   8.95% 11/01/06     158,585
----------------------------------------------------------
  CHEMICALS - 0.2%
  100,000  Belo             6.875% 06/01/02      99,947
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 0.9%
  400,000  Computer Associates
           International    6.375% 04/15/05     379,334
----------------------------------------------------------
  ELECTRIC UTILITIES - 2.2%
  215,000  Financiera Energy9.375% 06/15/06     187,061
  750,000  Tennessee Valley
           Authority         5.00% 12/18/03     712,814
----------------------------------------------------------
                                                899,875
----------------------------------------------------------
  FINANCIAL SERVICES - 5.2%
   20,000  Access Financial  7.10% 05/15/21      20,263
  750,000  AT&T Capital      7.50% 11/15/00     754,469
  750,000  Ford Credit       5.75% 01/25/01     745,703
  500,000  GMAC             7.125% 05/01/01     507,414
  120,000  Paine Webber
           Group             7.00% 03/01/00     120,531
----------------------------------------------------------
                                              2,148,380
----------------------------------------------------------



  Principal                                      Value
   Amount                                      (Note 1)

CORPORATE BONDS - CONTINUED
  MEDIA - BROADCASTING & PUBLISHING - 1.1%
$ 500,000  CSC Holdings     7.625% 07/15/18 $   463,125
----------------------------------------------------------
  METALS - 0.8%
  300,000  AK Steel         9.125% 12/15/06     309,000
----------------------------------------------------------
  MULTIPLE UTILITIES - 0.7%
  300,000  New Brunswick    7.125% 10/01/02     306,918
----------------------------------------------------------
  OIL & GAS - 0.3%
  150,000  Petroleos
           Mexicanos         8.85% 09/15/07     136,125
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $6,328,555)                             6,130,933
----------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 11.1%
   35,000  Federal National
           Mortgage
           Association       6.15% 10/25/07      34,948
  500,000  Federal National
           Mortgage
           Association       6.00% 05/15/08     483,506
  750,000  Federal National
           Mortgage
           Association       6.50% 04/29/09     722,461
  688,722  Federal National
           Mortgage
           Association       6.50% 12/01/12     678,975
  732,339  Federal National
           Mortgage
           Association       6.00% 01/01/14     707,328
  500,000  Federal National
           Mortgage
           Association      6.247% 06/25/16     492,065
  648,957  Federal National
           Mortgage
           Association       6.50% 07/18/28     629,417
   40,000  General Electric
           Capital Mortgage
           Services, Series
           1993-14, Class A7 6.50% 11/25/23      36,286
   44,500  General Electric
           Capital Mortgage
           Services, Series
           1994-10,
           Class A10         6.50% 03/25/24      43,460
  750,000  Government
           National
           Mortgage
           Association       4.00% 10/20/25     694,576
   40,000  Merrill Lynch
           Mortgage
           Investment, Series
           1995-C3,
           Class A3         7.089% 12/26/25      40,260
   50,000  Prudential Home
           Mortgage
           Securities, Series
           1994-17, Class A6 6.25% 04/25/24      43,682
----------------------------------------------------------
TOTAL MORTGAGE-BACKED
SECURITIES (COST $4,767,645)                  4,606,964
----------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BALANCED FUND


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

MUNICIPAL BONDS - 0.4%
  HOUSING - 0.3%
$  40,000  Baltimore Community
           Development
           Financing         8.20% 08/15/07 $    43,577
   40,000  New York State
           Housing Finance
           Agency Service    7.50% 09/15/03      41,092
   50,000  Ohio Housing Financial
           Agency            7.90% 10/01/14      51,484
----------------------------------------------------------
                                                136,153
----------------------------------------------------------
  TRANSPORTATION - 0.1%
   30,000  Oklahoma City
           Airport           9.40% 11/01/10      32,875
----------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $161,310)           169,028
----------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 1.6%
  SOUTH AFRICA - 1.1%
ZAR  3,180,000 Republic of South
               Africa       13.00% 08/31/10     465,094
----------------------------------------------------------
  UNITED KINGDOM - 0.5%
GBP    105,000 United Kingdom
               Treasury      8.00% 12/07/15     221,951
----------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $819,030)                     687,045
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 11.6%
----------------------------------------------------------
  705,000  U.S. Treasury
           Bond              6.25% 04/30/01     713,593
  975,000  U.S. Treasury
           Bond              7.25% 08/15/22   1,089,247
  975,000  U.S. Treasury
           Bond              6.75% 08/15/26   1,040,203
  595,000  U.S. Treasury
           Note              5.75% 10/31/00     597,231
  550,000  U.S. Treasury
           Note             5.625% 05/15/01     551,031
  550,000  U.S. Treasury
           Note              5.75% 08/15/03     550,000
  250,000  U.S. Treasury
           Note              7.00% 07/15/06     264,844
----------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $4,929,953)                             4,806,149
----------------------------------------------------------



                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 98.1%
(COST $40,195,675)(A)                       $40,663,188
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.9%                       779,581
----------------------------------------------------------
NET ASSETS - 100.0%                         $41,442,769
==========================================================

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $40,195,675, resulting in gross unrealized appreciation and depreciation of $2,857,845 and $2,390,332, respectively, and net unrealized appreciation of $467,513.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
GBP - Great Britain Pound
ZAR - South African Rand



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BOND FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS - 1.8%
  CENTRAL AMERICA - 1.1%
$ 125,000  Central America
           International
           Development,
           Series F+        10.00% 12/01/11 $   143,800
  125,000  Central America
           International
           Development,
           Series G+        10.00% 12/01/11     143,800
  125,000  Central America
           International
           Development,
           Series H+        10.00% 12/01/11     143,800
----------------------------------------------------------
                                                431,400
----------------------------------------------------------
  HONDURAS - 0.7%
  100,000  Republic of Honduras
           International
           Development,
           Series D+        13.00% 06/01/11     140,651
  100,000  Republic of Honduras
           International
           Development,
           Series C+        13.00% 06/01/06     123,850
----------------------------------------------------------
                                                264,501
----------------------------------------------------------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $575,000)               695,901
----------------------------------------------------------
ASSET-BACKED SECURITIES - 7.5%
  CREDIT CARD RECEIVABLES - 1.6%
  650,000  Discover Card Master
           Trust, Series 1998-6,
           Class A           5.85% 01/17/06     637,195
----------------------------------------------------------
  ELECTRIC UTILITIES - 2.5%
1,000,000  Peco Energy Transition
           Trust, Series 1999-A,
           Class A4          5.80% 03/01/07     956,250
----------------------------------------------------------
  FINANCIAL SERVICES - 3.4%
   54,848  Chase Manhattan
           Grantor Trust,
           Series 1996-A,
           Class A           5.20% 02/15/02      54,762
  900,000  Chemical Credit
           Card Master Trust,
           Series 1996-2,
           Class A           5.98% 09/15/08     876,591
  113,506  Navistar Financial,
           Series 1996-A,
           Class A2          6.35% 11/15/02     113,860
  248,944  World Omni Auto
           Lease, Series 1997-B,
           Class A3          6.18% 11/25/03     249,517
----------------------------------------------------------
                                              1,294,730
----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $2,907,466)                             2,888,175
----------------------------------------------------------




  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - 40.5%
  AIRLINES - 3.8%
$1,500,000 Delta Air Lines,
           Series C          6.65% 03/15/04 $ 1,461,135
----------------------------------------------------------
  BANKING - 3.7%
  500,000  Bank of New York  8.50% 12/15/04     539,475
  500,000  Credit Suisse First
           Boston - London   7.90% 05/01/07     486,783
  350,000  First Union       6.55% 10/15/35     348,287
   63,118  Mercantile Safe
           Deposit+        12.125% 01/02/01      63,276
----------------------------------------------------------
                                              1,437,821
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.4%
1,000,000  Pepsi Bottling, 144A
                            5.625% 02/17/09     908,595
----------------------------------------------------------
  COMMUNICATIONS - 1.3%
  500,000  Harris Corporation
                             6.65% 08/01/06     502,339
----------------------------------------------------------
  COMPUTERS & INFORMATION - 1.2%
  500,000  International Business
           Machines         5.375% 02/01/09     456,035
----------------------------------------------------------
  ELECTRIC UTILITIES - 7.5%
1,000,000  Consumers Energy,
           Series B          6.50% 06/15/18     958,216
1,000,000  PSE&G Capital     6.74% 10/23/01     995,326
1,000,000  Tennessee Valley Authority,
           Series G         5.375% 11/13/08     922,046
----------------------------------------------------------
                                              2,875,588
----------------------------------------------------------
  ELECTRONICS - 2.5%
1,000,000  Raytheon          5.70% 11/01/03     969,948
----------------------------------------------------------
  FINANCIAL SERVICES - 4.9%
  200,000  Ford Credit       6.75% 05/15/05     199,666
  750,000  Ford Credit       5.75% 02/23/04     722,564
1,000,000  Safeco Capital   8.072% 07/15/37     960,969
----------------------------------------------------------
                                              1,883,199
----------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.7%
  250,000  Georgia-Pacific   9.50% 05/15/22     265,141
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.1%
  850,000  Columbia/HCA
           Health            6.73% 07/15/45     816,836
----------------------------------------------------------
  HOUSING - 2.5%
1,000,000  Champion Enterprises,
           144A             7.625% 05/15/09     963,213
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 2.0%
  500,000  Cox Communications
                            6.375% 06/15/00     499,598
  250,000  News America Holdings
                           10.125% 10/15/12     276,096
----------------------------------------------------------
                                                775,694
----------------------------------------------------------
  OIL & GAS - 1.9%
  750,000  Husky Oil         8.90% 08/15/28     726,094
----------------------------------------------------------
  RETAILERS - 1.3%
  500,000  Wal-Mart Stores   5.85% 06/01/00     500,317
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.7%
1,000,000  MCI Worldcom     8.875% 01/15/06   1,060,990
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $16,056,983)                           15,602,945
----------------------------------------------------------



The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE BOND FUND


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

MORTGAGE-BACKED SECURITIES - 32.6%
$ 249,708  Federal Government
           Loan Mortgage
           Corporation       7.00% 10/01/25 $   247,743
  310,441  Federal Government
           Loan Mortgage
           Corporation       7.00% 12/01/25     307,998
1,000,000  Federal Home Loan
           Bank             5.625% 03/19/01     997,025
1,250,000  Federal National
           Mortgage
           Association       5.75% 04/15/03   1,235,716
  500,000  Federal National
           Mortgage
           Association       5.75% 02/15/08     477,194
2,980,509  Federal National
           Mortgage
           Association       6.50% 07/01/28   2,882,839
  387,417  Government
           National Mortgage
           Association       7.00% 02/15/09     392,810
    3,162  Government
           National Mortgage
           Association       7.50% 07/15/23       3,198
  365,619  Government
           National Mortgage
           Association       7.50% 12/15/25     369,699
  668,368  Government
           National Mortgage
           Association       7.50% 12/15/27     675,828
1,270,530  Government
           National Mortgage
           Association       7.00% 05/15/28   1,255,500
  931,652  Government
           National Mortgage
           Association       7.00% 07/15/28     920,631
1,995,518  Government
           National Mortgage
           Association       6.50% 09/15/28   1,923,626
  920,000  Housing Securities6.75% 09/25/08     876,456
----------------------------------------------------------
TOTAL MORTGAGE-BACKED
SECURITIES (COST $12,928,263)                12,566,263
----------------------------------------------------------



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

SOVEREIGN GOVERNMENT OBLIGATIONS - 2.7%
  CANADA - 2.7%
$1,000,000 Province
           of Ontario       7.375% 01/27/03 $ 1,027,450
----------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $1,077,440)
----------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 7.6%
  600,000  U.S. Treasury
           Bond              7.25% 05/15/16     658,500
1,500,000  U.S. Treasury
           Note              5.25% 11/15/28   1,327,500
1,000,000  U.S. Treasury
           Note              4.25% 11/15/03     943,438
----------------------------------------------------------
TOTAL U.S. TREASURY
OBLIGATIONS (COST $3,031,998)                 2,929,438
----------------------------------------------------------
PREFERRED STOCKS - 4.8%
  ELECTRIC UTILITIES - 2.8%
     9,300  Appalachian Power, 8.25%
            Cumulative                          234,244
    16,800  Columbus Southern Power,
            8.375% Cumulative                   424,200
    17,500  Virginia Power Capital, 8.05%
            Cumulative                          439,688
----------------------------------------------------------
                                              1,098,132
----------------------------------------------------------
  OIL & GAS - 2.0%
    29,900  Transcanada Pipelines, 8.75%
            Cumulative                          758,713
----------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $1,888,618)                             1,856,845
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 97.5%
(COST $38,465,768)(A)                        37,567,017
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.5%                       946,033
----------------------------------------------------------
NET ASSETS - 100.0%                         $38,513,050
==========================================================

Notes to the Schedule of Investments:
  +  Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $38,465,768, resulting in gross unrealized appreciation and depreciation of $214,896 and $1,113,647 respectively, and net unrealized depreciation of $898,751.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.




The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE STANDBY INCOME FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

ASSET-BACKED SECURITIES - 30.4%
$ 454,043  Arcadia Automobile
           Receivables Trust,
           Series 1998-A,
           Class A2         5.737% 07/16/01 $   454,692
  894,424  Auto Finance Group
           Receivables Trust,
           Series 1997-A,
           Class A           6.35% 10/15/02     898,047
1,155,909  Auto Finance Group
           Receivables Trust,
           Series 1997-B,
           Class A           6.20% 02/15/03   1,158,868
  805,071  Capital Asset
           Research Funding,
           Series 1998-A,
           Class A, 144A    5.905% 12/15/05     807,336
1,300,000  Chase Credit Card
           Master Trust, Series
           1998-6, Class B  5.498% 09/15/04   1,300,819
1,350,000  Health Care Receivables
           Securitization Program,
           Series 1996-1, Class A,
           144A              7.20% 07/01/00   1,352,531
1,221,396  Mellon Auto Grantor
           Trust, Series 1999-1,
           Class B           5.76% 10/17/05   1,218,440
  530,684  Summit Acceptance
           Auto Trust, Series
           1996-A, Class A1,
           144A              7.01% 07/15/02     533,179
  989,712  UCFC Home Equity
           Loan,  Series 1998-D,
           Class AF1        6.105% 05/15/13     989,326
----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $8,718,187)                             8,713,238
----------------------------------------------------------
COMMERCIAL PAPER - 26.8%
  930,000  Armstrong World
           Industries, 144A5.02% 07/06/1999     929,351
  665,000  AT&T            5.13% 07/19/1999     663,295
1,375,000  Case Credit     5.22% 07/06/1999   1,374,003
1,250,000  Commonwealth
           Edison          5.12% 07/07/1999   1,248,934
1,050,000  Conectiv, 144A  5.30% 07/12/1999   1,048,299
1,440,000  Dominion
           Resources       5.80% 07/02/1999   1,439,768
  975,000  Rohm & Haas,
           144A            5.45% 07/06/1999     974,262
----------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $7,677,912)                             7,677,912
----------------------------------------------------------



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - 30.5%
  BANKING - 8.0%
$1,200,000  Banco
            Latinoamericano6.70% 10/08/1999 $ 1,200,992
 1,100,000  MBNA, MTN(a)   5.76%   07/07/03   1,092,160
----------------------------------------------------------
                                              2,293,152
----------------------------------------------------------
  COMMERCIAL SERVICES - 4.5%
1,300,000  Browning-Ferris
           Industries        6.08% 01/18/00   1,288,625
----------------------------------------------------------
  ELECTRIC UTILITIES - 8.9%
 1,400,000  SCANA,
            MTN(a)         5.53%   07/15/00   1,400,429
 1,100,000  Texas Utilities
            Electric       9.50% 08/01/1999   1,145,097
----------------------------------------------------------
                                              2,545,526
----------------------------------------------------------
  FINANCIAL SERVICES - 4.5%
 1,300,000  AT&T Capital   6.16% 12/03/1999   1,299,472
----------------------------------------------------------
  REAL ESTATE - 4.6%
 1,300,000  Federal Realty
            Investment
            Trust, REIT   8.875%   01/15/00   1,318,260
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $8,802,790)                             8,745,035
----------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.8%
 1,530,000  Federal Home
            Loan Bank      5.35%   11/05/01   1,509,038
   800,000  Federal Home
            Loan Mortgage
            Corporation    4.84% 07/19/1999     798,064
 1,350,000  Federal Home
            Loan Mortgage
            Corporation
            Series UB      6.00%   11/15/08   1,341,954
----------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $3,685,739)                 3,649,056
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 100.5%
(COST $28,884,628)(B)                        28,785,241
LIABILITIES NET OF CASH
AND OTHER ASSETS - (0.5)%                      (137,686)
----------------------------------------------------------
NET ASSETS - 100.0%                         $28,647,555
==========================================================

Notes to the Schedule of Investments:
(a) Interest rate shown reflects current rate on instrument with variable rate.
(b) The aggregate identified cost for federal income tax purposes is $28,884,628, resulting in gross unrealized appreciation and depreciation of $6,399 and $105,786, respectively, and net unrealized depreciation of $99,387.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.
MTN - Medium Term Note
REIT - Real Estate Investment Trust



The accompanying notes are an integral part of the financial statements.


TOUCHSTONE VARIABLE SERIES TRUST


STATEMENTS OF ASSETS AND LIABILITIES
                                                       JUNE 30, 1999 (UNAUDITED)


                                                             TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                              SMALL CAP     EMERGING    INTERNATIONAL   INCOME         HIGH
                                                                VALUE        GROWTH        EQUITY     OPPORTUNITY      YIELD
                                                                FUND          FUND          FUND         FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)                            $10,770,386  $32,435,085   $32,155,394   $30,648,072  $14,674,808
Cash                                                             124,858      105,554     1,504,759       252,842      302,783
Foreign currency(b)                                                   --           --        27,028            --           --
Receivables for:
   Investments sold                                                   --       72,105        94,478       751,875           --
   Fund shares sold                                                2,120           63         2,807           104        4,221
   Dividends                                                         462       22,751        25,568            --           --
   Foreign tax reclaims                                               --           --        45,815            --           --
   Interest                                                        1,299       11,192         4,158       826,851      424,858
Deferred organization
   expenses (Note 1)                                                  --        1,747         1,747         1,747           --
Reimbursement receivable from
   Sponsor (Note 4)                                                   --           --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                         10,899,125   32,648,497    33,861,754    32,481,491   15,406,670
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                                         118,125      210,638            --     1,000,000           --
   Unrealized depreciation on
         foreign forward currency
         contracts (Note 1)                                           --           --            --            --           --
   Fund shares redeemed                                               --       38,957            --       451,607           --
Due to custodian                                                   2,373        5,873        19,059         6,678        4,468
Payable to Sponsor (Note 3)                                          950      112,978        85,336        74,757        2,093
Other accrued expenses                                             3,411       13,240        14,353        14,345        4,543
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                       124,859      381,686       118,748     1,547,387       11,104
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (C):                                              $10,774,266  $32,266,811   $33,743,006   $30,934,104  $15,395,566
================================================================================================================================
Shares outstanding                                             1,006,308    1,825,867     2,384,734     3,589,936    1,566,531
================================================================================================================================
Net asset value                                                $   10.71    $   17.67     $   14.15      $   8.62     $   9.83
================================================================================================================================
(a)  Cost of investments:                                    $10,071,777  $27,967,784   $29,333,652   $33,859,963  $15,153,345
(b)  Cost of foreign currency:                                   $    --      $    --    $   26,937       $    --      $    --
(c) See the Statements of Changes in Net Assets for components of net assets.


The accompanying notes are an integral part of the financial statements.


33

TOUCHSTONE VARIABLE SERIES TRUST

Statements of Assets and Liabilities continued


                                                TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                                                   VALUE      GROWTH &      ENHANCED     TOUCHSTONE   TOUCHSTONE      STANDBY
                                                   PLUS        INCOME          30         BALANCED       BOND         INCOME
                                                   FUND         FUND          FUND          FUND         FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)              $ 8,295,329   $78,802,683  $10,204,756   $40,663,188   $37,567,017  $28,785,241
Cash                                               157,783     1,089,637      514,822       643,283       554,539        3,792
Foreign currency(b)                                     --            --           --        40,862            --           --
Receivables for:
   Investments sold                                 91,859        80,224           --       195,284            --           --
   Fund shares sold                                  5,325           104       16,236            42            42           --
   Dividends                                         6,986       164,889       12,834        13,113        34,657           --
   Foreign tax reclaims                                156         4,473           --           114         1,635           --
   Interest                                          1,983         1,152        1,315       235,874       488,224      205,373
Deferred organization
   expenses (Note 1)                                    --            --           --         1,747            --        1,623
Reimbursement receivable
   from Sponsor (Note 4)                            18,003            --        2,679            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
         Total assets                            8,577,424    80,143,162   10,752,642    41,793,507    38,646,114   28,996,029
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                                --        35,064           --       161,500            --           --
   Unrealized depreciation on
         foreign forward currency
         contracts (Note 1)                             --            --           --        11,520            --           --
   Fund shares redeemed                                 --        39,216           --        32,018        23,740      320,076
Due to custodian                                     7,659        13,100        3,656         7,829         8,497        6,866
Payable to Sponsor (Note 3)                             --       237,076           --       125,669        88,256       13,437
Other accrued expenses                               7,071        14,579        2,726        12,202        12,571        8,095
-------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                          14,730       339,035        6,382       350,738       133,064      348,474
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (C):                                $ 8,562,694   $79,804,127  $10,746,260   $41,442,769   $38,513,050  $28,647,555
===============================================================================================================================
Shares outstanding                                 757,386     6,827,819    1,057,397     2,774,336     3,865,546    2,874,596
===============================================================================================================================
Net asset value                                  $   11.31     $   11.69    $   10.16     $   14.94      $   9.96     $   9.97
===============================================================================================================================
(a)  Cost of investments:                      $ 7,436,130   $67,660,062  $10,040,229   $40,195,675   $38,465,768  $28,884,628
(b)  Cost of foreign currency:                     $    --       $    --      $    --    $   48,187       $    --      $    --
(c) See the Statements of Changes in Net Assets for components of net assets.


The accompanying notes are an integral part of the financial statements.


TOUCHSTONE VARIABLE SERIES TRUST


STATEMENTS OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)


                                                             TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                              SMALL CAP     EMERGING    INTERNATIONAL   INCOME         HIGH
                                                                VALUE        GROWTH        EQUITY     OPPORTUNITY      YIELD
                                                               FUND(A)        FUND          FUND         FUND         FUND(A)
INVESTMENT INCOME (NOTE 1):
   Interest                                                   $   20,111   $   47,526    $   40,988    $1,914,804   $  224,500
   Dividends (c)                                                   1,411      104,454       355,495            --           --
-------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                  21,522      151,980       396,483     1,914,804      224,500
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                              12,978      121,438       160,014       108,075       14,382
   Custody, administration and
      fund accounting fees                                        10,926       42,778       104,599        45,784       11,661
   Sponsor fees (Note 3)                                           3,244       30,359        33,687        33,254        4,794
   Auditing fees                                                   3,922        8,487         9,477         9,372        4,706
   Printing fees                                                     154        2,060         2,263         2,338          231
   Legal fees                                                        195        2,597         2,854         2,948          292
   Amortization of organization
      expenses (Note 1)                                               --        1,720         1,720         1,720           --
   Trustee fees (Note 3)                                             126        1,681         1,848         1,910          189
   Miscellaneous                                                     223        2,266         2,449         2,499          334
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                              31,768      213,386       318,911       207,900       36,589
      Waiver of Sponsor fee (Note 4)                                  --           --            --            --           --
      Reimbursement from Sponsor (Note 4)                        (15,272)     (38,819)     (108,366)      (66,572)     (17,083)
-------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                16,496      174,567       210,545       141,328       19,506
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       5,026       (22,587)     185,938     1,773,476       204,994
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS): Net realized gain (loss) on:
   Investments                                                     6,946    2,573,360     2,323,215    (2,917,814)      13,125
   Foreign currency                                                   --           --      (101,607)           --           --
-------------------------------------------------------------------------------------------------------------------------------
                                                                   6,946    2,573,360     2,221,608    (2,917,814)      13,125
-------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments                                                   698,609    1,943,717    (1,975,457)    1,436,822     (478,537)
   Foreign currency                                                   --           --        (5,270)           --           --
-------------------------------------------------------------------------------------------------------------------------------
                                                                 698,609    1,943,717    (1,980,727)    1,436,822     (478,537)
NET REALIZED AND UNREALIZED GAIN (LOSS):                         705,555    4,517,077       240,881    (1,480,992)    (465,412)
===============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $  710,581   $4,494,490    $  426,819    $  292,484   $ (260,418)
===============================================================================================================================
(a) The Fund commenced operations on May 1, 1999.
(b) The Fund commenced operations on January 1, 1999.
(c)  Net of foreign tax withholding:                             $    --      $    --    $   35,561       $    --      $    --

The accompanying notes are an integral part of the financial statements.


35

  TOUCHSTONE VARIABLE SERIES TRUST

Statements of Operations continued



                                                TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                                                   VALUE      GROWTH &      ENHANCED     TOUCHSTONE   TOUCHSTONE      STANDBY
                                                   PLUS        INCOME          30         BALANCED       BOND         INCOME
                                                   FUND        FUND(B)       FUND(A)        FUND        FUND(B)        FUND
INVESTMENT INCOME (NOTE 1):
   Interest                                     $   10,013    $   26,982    $   6,445    $  576,573    $1,217,672   $  813,342
   Dividends (c)                                    38,293       896,252       27,365       124,929        91,079           --
-------------------------------------------------------------------------------------------------------------------------------
         Total investment income                    48,306       923,234       33,810       701,502     1,308,751      813,342
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                23,577       308,327       10,379       168,963       107,725       33,811
   Custody, administration and fund
      accounting fees                               45,015        65,678       10,927        44,785        40,919       40,410
   Sponsor fees (Note 3)                             6,287        77,082        3,194        42,241        39,173       27,049
   Auditing fees                                     7,810         8,018        3,237         7,133         8,018        5,518
   Printing fees                                       357         4,073          154         2,532         2,275        1,459
   Legal fees                                          451         5,135          195         3,193         2,869        1,839
   Amortization of organization
      expenses (Note 1)                                 --            --           --         1,720            --        1,873
   Trustee fees (Note 3)                               291         3,325          126         2,067         1,859        1,191
   Miscellaneous                                       230         5,293          223         2,987         2,700        1,895
-------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                84,018       476,931       28,435       275,621       205,538      115,045
      Waiver of Sponsor fee (Note 4)                    --            --           --            --            --           --
      Reimbursement from Sponsor (Note 4)          (47,867)     (149,333)     (16,253)      (85,537)      (58,641)     (47,423)
-------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                  36,151       327,598       12,182       190,084       146,897       67,622
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        12,155       595,636        21,628      511,418     1,161,854       745,720
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments                                     154,388       215,506           --     2,004,826      (158,525)     (12,732)
   Foreign currency                                     --            --           --         2,293            --           --
-------------------------------------------------------------------------------------------------------------------------------
                                                   154,388       215,506           --     2,007,119      (158,525)     (12,732)
-------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on:
   Investments                                     603,242     8,057,383      164,527       392,324    (1,596,132)    (105,519)
   Foreign currency                                     --            --           --       (16,390)           --           --
-------------------------------------------------------------------------------------------------------------------------------
                                                   603,242     8,057,383      164,527       375,934    (1,596,132)    (105,519)
NET REALIZED AND UNREALIZED GAIN (LOSS):           757,630     8,272,889      164,527     2,383,053    (1,754,657)    (118,251)
NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS:                $  769,785    $8,868,525   $  186,155    $2,894,471    $ (592,803)  $  627,469
===============================================================================================================================
(a) The Fund commenced operations on May 1, 1999.
(b) The Fund commenced operations on January 1, 1999.
(c)  Net of foreign tax withholding:            $       57    $    3,583   $       --    $    1,295    $       --   $       --


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
                                                             TOUCHSTONE         TOUCHSTONE               TOUCHSTONE
                                                              SMALL CAP       EMERGING GROWTH       INTERNATIONAL EQUITY
                                                             VALUE FUND            FUND                     FUND
                                                           --------------------------------------------------------------------
                                                              FOR THE       FOR THE      FOR THE       FOR THE     FOR THE
                                                              PERIOD      SIX MONTHS      YEAR       SIX MONTHS     YEAR
                                                             ENDED(A)        ENDED        ENDED         ENDED       ENDED
                                                           JUNE 30, 1999 JUNE 30, 1999  DECEMBER 31, JUNE 30, 1999 DECEMBER 31,
                                                            (UNAUDITED)   (UNAUDITED)     1998       (UNAUDITED)    1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                               $   5,026  $  (22,587)  $   35,176   $  185,938  $  139,038
   Net realized gain (loss)                                       6,946   2,573,360      993,434    2,221,608     748,210
   Net change in unrealized appreciation (depreciation)         698,609   1,943,717     (296,091)  (1,980,727)  3,381,779
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                                 710,581   4,494,490      732,519      426,819   4,269,027
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             --          --      (49,174)          --    (164,384)
   Realized capital gains                                            --          --   (1,035,008)          --    (845,182)
   Distribution in excess of net investment income                   --          --           --           --    (106,570)
   Return of capital distributions                                   --          --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                 --          --   (1,084,182)          --  (1,116,136)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Capital contribution (Note 7)                                     --          --           --           --          --
   Proceeds from shares sold                                 10,063,743   1,829,015   13,916,105    2,265,087  12,081,975
   Reinvestment of dividends                                         --          --    1,084,183           --   1,116,136
   Cost of shares redeemed                                          (58) (5,320,597)  (2,801,672)  (2,761,926) (2,240,707)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions           10,063,685  (3,491,582)  12,198,616     (496,839) 10,957,404
   Total increase (decrease) in net assets                   10,774,266   1,002,908   11,846,953      (70,020) 14,110,295
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                               --  31,263,903   19,416,950   33,813,026  19,702,731
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                            $10,774,266 $32,266,811  $31,263,903  $33,743,006 $33,813,026
===============================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $10,063,685 $25,092,797  $28,584,379  $28,745,676 $29,242,515
   Undistributed (distributions in excess of) net
      investment income                                           5,026     (22,587)          --         (944)   (186,882)
   Accumulated net realized gain (loss) on investments            6,946   2,729,300      155,940    2,181,820     (39,788)
   Net unrealized appreciation (depreciation)
      on investments                                            698,609    4,467,301    2,523,584   2,816,454    4,797,181
-------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding              $10,774,266 $32,266,811  $31,263,903  $33,743,006 $33,813,026
===============================================================================================================================
SHARES OUTSTANDING (NOTE 1):
   Share Contribution (Note 7)                                       --          --           --           --          --
   Shares sold                                                1,006,313     122,016      892,493      163,878     869,535
   Reinvestment of dividends                                         --          --       73,504           --      79,724
-------------------------------------------------------------------------------------------------------------------------------
                                                              1,006,313     122,016      965,997      163,878     949,259
   Shares redeemed                                                   (5)   (334,886)    (188,219)    (201,035)   (168,341)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                                    1,006,308    (212,870)     777,778      (37,157)    780,918
   Beginning of period                                               --   2,038,737    1,260,959    2,421,891   1,640,973
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                              1,006,308   1,825,867    2,038,737    2,384,734   2,421,891
===============================================================================================================================
(a) The Fund commenced operations on May 1, 1999.


The accompanying notes are an integral part of the financial statements.


37

TOUCHSTONE VARIABLE SERIES TRUST

Statements of Changes in Net Assets continued

                                                                    TOUCHSTONE         TOUCHSTONE                TOUCHSTONE
                                                                INCOME OPPORTUNITY     HIGH YIELD                VALUE PLUS
                                                                       FUND               FUND                     FUND
                                                            ------------------------  -------------      ---------------------------
                                                               FOR THE      FOR THE      FOR THE           FOR THE         FOR THE
                                                             SIX MONTHS      YEAR        PERIOD          SIX MONTHS        PERIOD
                                                                ENDED        ENDED      ENDED(A)            ENDED         ENDED(B)
                                                           JUNE 30, 1999 DECEMBER 31, JUNE 30, 1999     JUNE 30, 1999   DECEMBER 31,
                                                             (UNAUDITED)     1998      (UNAUDITED)       (UNAUDITED)        1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                             $ 1,773,476 $ 3,478,291   $  204,994        $   12,155        $   7,993
   Net realized gain (loss)                                  (2,917,814) (4,004,977)      13,125           154,388         (239,885
   Net change in unrealized appreciation (depreciation)       1,436,822  (4,418,973)    (478,537)          603,242          255,957
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                                 292,484  (4,945,659)    (260,418)          769,785           24,065
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (587,812) (3,478,834)          --                --           (8,332
   Realized capital gains                                            --          --           --                --               --
   Distribution in excess of net investment income                   --          --           --                --               --
   Return of capital distributions                                   --     (96,964)          --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                           (587,812) (3,575,798)          --                --           (8,332
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Capital contribution (Note 7)                                     --          --           --                --               --
   Proceeds from shares sold                                  1,953,222  17,222,143   15,656,222         5,896,443        5,347,995
   Reinvestment of dividends                                    587,812   3,575,798           --                --            8,332
   Cost of shares redeemed                                   (5,805,615) (4,661,882)        (238)       (1,271,208)      (2,204,386
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions           (3,264,581) 16,136,059   15,655,984         4,625,235        3,151,941
   Total increase (decrease) in net assets                   (3,559,909)  7,614,602   15,395,566         5,395,020        3,167,674
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                       34,494,013  26,879,411           --         3,167,674               --
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                            $30,934,104 $34,494,013  $15,395,566       $ 8,562,694      $ 3,167,674
===================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                                          $40,367,382 $43,631,963  $15,655,984       $ 7,776,837      $ 3,151,602
   Undistributed (distributions in excess of) net
      investment income                                       1,185,664          --      204,994            12,155               --
   Accumulated net realized gain (loss) on investments       (7,406,815) (4,489,001)      13,125           (85,497)        (239,885
   Net unrealized appreciation (depreciation) on investments (3,212,127) (4,648,949)    (478,537)          859,199          255,957
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding              $30,934,104 $34,494,013  $15,395,566       $ 8,562,694      $ 3,167,674
===================================================================================================================================
SHARES OUTSTANDING (NOTE 1):
   Share Contribution (Note 7)                                       --          --           --                --               --
   Shares sold                                                  225,606   1,636,452    1,566,555           560,356          563,284
   Reinvestment of dividends                                     69,192     369,671           --                --              852
-----------------------------------------------------------------------------------------------------------------------------------
                                                                294,798   2,006,123    1,566,555           560,356          564,136
   Shares redeemed                                             (676,037)   (474,021)         (24)         (114,274)        (252,832
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                                     (381,239)  1,532,102    1,566,531           446,082          311,304
   Beginning of period                                        3,971,175   2,439,073           --           311,304               --
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                              3,589,936   3,971,175    1,566,531           757,386          311,304
===================================================================================================================================

                                           TOUCHSTONE   TOUCHSTONE       TOUCHSTONE         TOUCHSTONE          TOUCHSTONE
                                             GROWTH &    ENHANCED          BALANCED            BOND           STANDBY INCOME
                                          INCOME FUND    30 FUND             FUND              FUND                 FUND
                                           ----------  ----------   ----------------------  ----------    -------------------------
                                            FOR THE      FOR THE      FOR THE                FOR THE        FOR THE
                                           SIX MONTHS    PERIOD     SIX MONTHS    FOR THE   SIX MONTHS     SIX MONTHS    FOR THE
                                            ENDED(C)    ENDED(A)       ENDED       YEAR       ENDED(C)       ENDED        YEAR
                                            JUNE 30,    JUNE 30,      JUNE 30,    ENDED      JUNE 30,      JUNE 30,       ENDED
                                              1999        1999         1999     DECEMBER 31,   1999         1999       DECEMBER 31,
                                           (UNAUDITED) (UNAUDITED) (UNAUDITED)     1998     (UNAUDITED)   (UNAUDITED)      1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)             $  595,636  $   21,628   $  511,418   $  897,150 $ 1,161,854    $  745,720 $ 1,244,839
   Net realized gain (loss)                    215,506          --    2,007,119    1,451,424    (158,525)      (12,732)     12,585
   Net change in unrealized
     appreciation (depreciation)             8,057,383     164,527      375,934   (1,134,565) (1,596,132)     (105,519)      6,334
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations              8,868,525     186,155    2,894,471    1,214,009    (592,803)      627,469   1,263,758
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                            --          --           --     (922,633)   (346,319)     (747,840) (1,244,085)
   Realized capital gains                           --          --           --   (1,163,140)         --            --          --
   Distribution in excess
     of net investment income                       --          --           --      (10,746)         --            --          --
   Return of capital distributions                  --          --           --           --          --            --          --
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                --          --           --   (2,096,519)   (346,319)     (747,840) (1,244,085)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Capital contribution (Note 7)            74,660,781          --           --           --  38,450,838            --          --
   Proceeds from shares sold                 4,423,391  10,560,501    3,045,713   21,290,408   3,819,039     5,202,686  22,250,007
   Reinvestment of dividends                        --          --           --    2,096,506     346,319       747,086   1,246,263
   Cost of shares redeemed                  (8,148,570)       (396)  (5,747,134)  (3,541,752) (3,164,024)   (3,631,786)(14,628,204)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
     share transactions                     70,935,602  10,560,105   (2,701,421)  19,845,162  39,452,172     2,317,986   8,868,066
   Total increase (decrease)
     in net assets                          79,804,127  10,746,260      193,050   18,962,652  38,513,050     2,197,615   8,887,739
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                              --          --   41,249,719   22,287,067          --    26,449,940  17,562,201
----------------------------------------------------------------------------------------------------------------------------------
   End of period                           $79,804,127 $10,746,260  $41,442,769  $41,249,719 $38,513,050   $28,647,555 $26,449,940
==================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                         $55,654,506 $10,560,105  $38,065,750  $40,767,171 $33,212,050   $28,758,015 $26,440,029
   Undistributed (distributions
      in excess of) net
      investment income                      2,591,130      21,628      532,045       20,627   5,530,138         1,589       3,709
   Accumulated net realized
     gain (loss)
     on investments                         10,415,870          --    2,401,402      394,283     669,613       (12,662)         70
   Net unrealized appreciation
    (depreciation) on investments           11,142,621     164,527      443,572       67,638    (898,751)      (99,387)      6,132
----------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to
     shares outstanding                    $79,804,127 $10,746,260  $41,442,769  $41,249,719 $38,513,050   $28,647,555 $26,449,940
==================================================================================================================================
SHARES OUTSTANDING (NOTE 1):
   Share Contribution (Note 7)               7,146,024          --           --           --   3,770,359            --          --
   Shares sold                                 411,030    1,057,437      211,326   1,468,902     377,985       521,104   2,223,752
   Reinvestment of dividends                        --          --           --      150,809      34,280        74,797     124,567
----------------------------------------------------------------------------------------------------------------------------------
                                             7,557,054   1,057,437      211,326    1,619,711   4,182,624       595,901   2,348,319
   Shares redeemed                            (729,235)        (40)    (392,090)    (257,510)   (317,078)     (363,642) (1,461,706)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                   6,827,819   1,057,397     (180,764)   1,362,201   3,865,546       232,259     886,613
   Beginning of period                              --          --    2,955,100    1,592,899          --     2,642,337   1,755,724
----------------------------------------------------------------------------------------------------------------------------------
   End of period                             6,827,819   1,057,397    2,774,336    2,955,100   3,865,546     2,874,596   2,642,337
==================================================================================================================================


(a) The Fund commenced operations on May 1, 1999.
(b) The Fund commenced operations on May 1, 1998.
(c) The Fund commenced operations on January 1, 1999.


The accompanying notes are an integral part of the financial statements.

38

TOUCHSTONE VARIABLE SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:
                                               TOUCHSTONE SMALL                  TOUCHSTONE EMERGING GROWTH
                                                CAP VALUE FUND                               FUND
                                                -------------  ----------------------------------------------------------------
                                                    FOR THE      FOR THE
                                                    PERIOD     SIX MONTHS    FOR THE   FOR THE   FOR THE     FOR THE   FOR THE
                                                   ENDED(A)       ENDED        YEAR      YEAR      YEAR       YEAR      PERIOD
                                                   JUNE 30,     JUNE 30,      ENDED     ENDED      ENDED      ENDED    ENDED(B)
                                                     1999         1999      DECEMBER  DECEMBER   DECEMBER    DECEMBER  DECEMBER
                                                 (UNAUDITED)   (UNAUDITED)  31, 1998  31, 1997   31, 1996    31, 1995  31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.00      $ 15.33     $ 15.40   $ 12.20    $ 11.27     $ 10.10    $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            --        (0.01)       0.02      0.03       0.04        0.11       0.04
Net realized and unrealized gain (loss)
  on investments                                      0.71         2.35        0.46      4.06       1.22        1.87       0.06
-------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations             0.71         2.34        0.48      4.09       1.26        1.98       0.10
-------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                --           --       (0.03)    (0.03)     (0.04)      (0.15)        --
   Realized capital gains                               --           --       (0.52)    (0.86)     (0.29)      (0.66)        --
   Return of capital                                    --           --          --        --         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                    --           --       (0.55)    (0.89)     (0.33)      (0.81)        --
Net asset value, end of period                     $ 10.71      $ 17.67     $ 15.33   $ 15.40    $ 12.20     $ 11.27    $ 10.10
===============================================================================================================================
Total return(c)                                       7.10%       19.05%       3.28%    33.67%    11.16%       19.57%      1.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $10,774      $32,267     $31,264   $19,417    $ 5,771     $ 2,615    $ 2,020
Ratios to average net assets:
   Net Expenses                                       1.00%(d)     1.15%(d)    1.15%     1.15%     1.15%        1.15%      1.15%(d)
   Net investment income (loss)                       0.30%(d)    (0.15)%(d)   0.14%     0.27%     0.50%        1.09%      3.67%(d)
   Expenses, without waiver and reimbursement         1.92%(d)     1.41%(d)    1.49%     2.19%     3.22%        3.73%     11.08%(d)
===============================================================================================================================
Portfolio Turnover                                       7%          56%         66%       88%       89%         101%         0%


39

                                                               TOUCHSTONE INTERNATIONAL EQUITY FUND
                                                 ----------------------------------------------------------------
                                                   FOR THE
                                                 SIX MONTHS    FOR THE   FOR THE   FOR THE     FOR THE   FOR THE
                                                    ENDED        YEAR      YEAR      YEAR       YEAR      PERIOD
                                                  JUNE 30,      ENDED     ENDED      ENDED      ENDED    ENDED(B)
                                                    1999      DECEMBER  DECEMBER   DECEMBER    DECEMBER  DECEMBER
                                                 (UNAUDITED)  31, 1998  31, 1997   31, 1996    31, 1995  31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD               $ 13.96     $ 12.01   $ 11.07    $ 10.00     $ 9.51    $ 10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.08        0.06      0.07       0.06       0.04         --
Net realized and unrealized gain (loss)
  on investments                                      0.11        2.37      1.56       1.08       0.48      (0.49)
-----------------------------------------------------------------------------------------------------------------
         Total from investment operations             0.19        2.43      1.63       1.14       0.52      (0.49)
-----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                --       (0.10)    (0.05)     (0.07)     (0.03)        --
   Realized capital gains                               --       (0.38)    (0.64)        --         --         --
   Return of capital                                    --          --        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                    --       (0.48)    (0.69)     (0.07)     (0.03)        --
Net asset value, end of period                     $ 14.15     $ 13.96   $ 12.01    $ 11.07    $ 10.00     $ 9.51
=================================================================================================================
Total return(c)                                      21.84%      20.21%    14.76%     11.47%     15.45%     (4.90)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $33,743     $33,813   $19,703    $ 8,758    $ 5,215    $ 4,757
Ratios to average net assets:
   Net Expenses                                       1.25%(d)    1.25%     1.25%      1.25%      1.25%      1.25%(d)
   Net investment income (loss)                       1.10%(d)    0.49%     0.71%      0.86%      0.46%      1.23%(d)
   Expenses, without waiver and reimbursement         1.89%(d)    1.95%     3.19%      3.03%      3.69%      5.58%(d)
Portfolio Turnover                                      97%        141%      149%        90%        86%         0%
=================================================================================================================


(a) The Fund commenced operations on May 1, 1999.
(b) The Fund commenced operations on November 21, 1994.
(c) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(d) Ratios are annualized.


The accompanying notes are an integral part of the financial statements.

40

TOUCHSTONE VARIABLE SERIES TRUST

Financial Highlights continued

Selected data for a share outstanding:
                                                                           TOUCHSTONE
                                                                        INCOME OPPORTUNITY
                                                                              FUND
                                                 ----------------------------------------------------------------
                                                   FOR THE
                                                 SIX MONTHS    FOR THE   FOR THE   FOR THE     FOR THE   FOR THE
                                                    ENDED        YEAR      YEAR      YEAR       YEAR      PERIOD
                                                  JUNE 30,      ENDED     ENDED      ENDED      ENDED    ENDED(B)
                                                    1999      DECEMBER  DECEMBER   DECEMBER    DECEMBER  DECEMBER
                                                 (UNAUDITED)  31, 1998  31, 1997   31, 1996    31, 1995  31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD              $ 8.69      $ 11.02   $ 11.21    $ 10.09     $ 9.42     $ 10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.48         1.02      1.20       1.17       1.22        0.12
Net realized and unrealized gain (loss)
  on investments                                   (0.40)       (2.30)     0.11       1.45       0.79       (0.70)
-----------------------------------------------------------------------------------------------------------------
         Total from investment operations           0.08        (1.28)     1.31       2.62       2.01       (0.58)
-----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                           (0.15)       (1.02)    (1.19)     (1.17)     (1.34)        --
   Realized capital gains                             --           --     (0.31)     (0.33)        --         --
   Return of capital                                  --        (0.03)       --         --         --         --
-----------------------------------------------------------------------------------------------------------------
   Total dividends and distributions               (0.15)       (1.05)    (1.50)     (1.50)     (1.34)        --
Net asset value, end of period                    $ 8.62       $ 8.69   $ 11.02    $ 11.21     $10.09     $ 9.42
=================================================================================================================
Total return(e)                                   (11.43)%     (12.27)%   12.03%     27.37%     23.35%    (5.80)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)               $30,959      $34,494   $26,879    $ 8,268     $2,602     $1,883
Ratios to average net assets:
   Net Expenses                                     0.85%(f)     0.85%     0.85%      0.85%      0.85%      0.85%(f)
   Net investment income (loss)                    10.68%(f)    10.40%    10.93%     11.85%     12.81%     11.24%(f)
   Expenses, without waiver and reimbursement       1.25%(f)     1.25%     1.72%      2.85%      3.54%     11.56%(f)
Portfolio Turnover                                   108%         175%      189%       213%       104%        45%
=================================================================================================================

41

                                                    TOUCHSTONE                 TOUCHSTONE          TOUCHSTONE      TOUCHSTONE
                                                    HIGH YIELD                 VALUE PLUS           GROWTH &        ENHANCED
                                                       FUND                       FUND             INCOME FUND      30 FUND
                                                    ----------         -------------------------    ----------     -----------
                                                     FOR THE             FOR THE                      FOR THE       FOR THE
                                                      PERIOD            SIX MONTHS      FOR THE      SIX MONTHS      PERIOD
                                                     ENDED(A)             ENDED          PERIOD       ENDED(D)      ENDED(A)
                                                     JUNE 30,            JUNE 30,       ENDED(C)      JUNE 30,      JUNE 30,
                                                       1999               1999          DECEMBER        1999          1999
                                                   (UNAUDITED)         (UNAUDITED)      31, 1998     (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.00             $ 10.18         $ 10.00       $ 10.43      $ 10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.13                0.02            0.03          0.38         0.02
Net realized and unrealized gain (loss)
  on investments                                       (0.30)               1.11            0.18          0.88         0.14
------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations              (0.17)               1.13            0.21          1.26         0.16
------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                                  --                  --           (0.03)           --           --
   Realized capital gains                                 --                  --              --            --           --
   Return of capital                                      --                  --              --            --           --
------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                      --                  --           (0.03)           --           --
Net asset value, end of period                        $ 9.83             $ 11.31         $ 10.18       $ 11.69      $ 10.16
==============================================================================================================================
Total return(e)                                        (1.70)%             11.10%           2.11%         12.08%       1.60%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                   $15,396             $ 8,563         $ 3,168       $79,804      $10,746
Ratios to average net assets:
   Net Expenses                                         0.80%(f)            1.15%(f)        1.15%(f)      0.85%(f)     0.75%(f)
   Net investment income (loss)                         8.40%(f)            0.39%(f)        0.65%(f)      1.54%(f)     1.33%(f)
   Expenses, without waiver and reimbursement           1.50%(f)            2.67%(f)        7.49%(f)      1.24%(f)     1.75%(f)
Portfolio Turnover                                        32%                 34%            100%           31%           0%
==============================================================================================================================

                                                                     TOUCHSTONE BALANCED FUND
                                                 ----------------------------------------------------------------
                                                   FOR THE
                                                 SIX MONTHS    FOR THE   FOR THE   FOR THE     FOR THE   FOR THE
                                                    ENDED        YEAR      YEAR      YEAR       YEAR      PERIOD
                                                  JUNE 30,      ENDED     ENDED      ENDED      ENDED    ENDED(B)
                                                    1999      DECEMBER  DECEMBER   DECEMBER    DECEMBER  DECEMBER
                                                 (UNAUDITED)  31, 1998  31, 1997   31, 1996    31, 1995  31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD              $ 13.96      $ 13.99   $ 12.84    $ 11.48     $ 10.17   $ 10.00
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.18         0.35      0.31       0.30        0.32      0.05
Net realized and unrealized gain (loss)
  on investments                                     0.80         0.40      2.05       1.60        2.15      0.12
----------------------------------------------------------------------------------------------------------------------
         Total from investment operations            0.98         0.75      2.36       1.90        2.47      0.17
----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                               --        (0.37)    (0.32)     (0.30)      (0.37)       --
   Realized capital gains                              --        (0.41)    (0.89)     (0.24)      (0.79)       --
   Return of capital                                   --           --        --         --         --         --
----------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                   --        (0.78)    (1.21)     (0.54)      (1.16)       --
Net asset value, end of period                    $ 14.94      $ 13.96   $ 13.99    $ 12.84     $ 11.48   $ 10.17
======================================================================================================================
Total return(e)                                     12.84%        5.44%    18.61%     16.78%      24.56%     1.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                $41,443      $41,250   $22,287    $ 6,695     $ 2,895    $ 2,034
Ratios to average net assets:
   Net Expenses                                      0.90%(f)     0.90%     0.90%      0.90%       0.90%      0.90%(f)
   Net investment income (loss)                      2.42%(f)     2.67%     2.61%      2.76%       2.87%      4.26%(f)
   Expenses, without waiver and reimbursement        1.31%(f)     1.37%     2.04%      2.72%       3.46%      8.97%(f)
Portfolio Turnover                                     52%          51%       86%        75%        124%         3%
======================================================================================================================

(a) The Fund commenced operations on May 1, 1999.
(b) The Fund commenced operations on November 21, 1994.
(c) The Fund commenced operations on May 1, 1998.
(d) The Fund commenced operations on January 1, 1999.
(e) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(f) Ratios are annualized.


The accompanying notes are an integral part of the financial statements.


42

TOUCHSTONE VARIABLE SERIES TRUST



Financial Highlights continued


Selected data for a share outstanding:

                                             TOUCHSTONE                         TOUCHSTONE STANDBY INCOME
                                             BOND FUND                                      FUND
                                          --------------  -------------------------------------------------------------------------
                                               FOR THE       FOR THE
                                             SIX MONTHS    SIX MONTHS      FOR THE    FOR THE   FOR THE    FOR THE      FOR THE
                                               ENDED(A)       ENDED      YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED PERIOD ENDED(B)
                                           JUNE 30, 1999  JUNE 30, 1999   DECEMBER   DECEMBER   DECEMBER   DECEMBER     DECEMBER
                                             (UNAUDITED)   (UNAUDITED)    31, 1998   31, 1997   31, 1996   31, 1995     31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.19       $ 10.01      $ 10.00     $ 10.01    $ 10.02    $ 10.03     $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      1.52          0.27         0.55        0.54       0.52       0.56        0.05
Net realized and unrealized gain (loss)
  on investments                                 (1.66)        (0.04)        0.01       (0.01)     (0.01)     (0.01)       0.03
-----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations        (0.14)         0.23         0.56        0.53       0.51       0.55        0.08
-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                         (0.09)        (0.27)       (0.55)      (0.54)     (0.52)     (0.56)      (0.05)
   Realized capital gains                           --            --           --          --         --         --          --
   Return of capital                                --            --           --          --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions             (0.09)        (0.27)       (0.55)      (0.54)     (0.52)     (0.56)      (0.05)
Net asset value, end of period                  $ 9.96        $ 9.97      $ 10.01     $ 10.00    $ 10.01    $ 10.02     $ 10.03
===================================================================================================================================
Total return(c)                                  (1.38)%        8.20%        5.71%       5.41%      5.18%      5.90%       0.30%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $38,513       $28,648      $26,450     $17,562     $9,105     $5,790      $5,013
Ratios to average net assets:
   Net Expenses                                   0.75%(d)      0.50%(d)     0.50%       0.50%      0.50%      0.50%       0.50%(d)
   Net investment income                          5.93%(d)      5.51%(d)     5.47%       5.42%      5.15%      5.59%       4.90%(d)
   Expenses, without waiver and reimbursement     1.05%(d)      0.85%(d)     0.95%       1.48%      1.54%      1.73%       3.67%(d)
Portfolio Turnover                                  29%           36%         328%        251%       143%       159%         56%
===================================================================================================================================
(a)  The Fund commenced operations on January 1, 1999.
(b)  The Fund commenced operations on November 21, 1994.
(c)  Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)
(d)  Ratios are annualized.


The accompanying notes are an integral part of the financial statements.

43

TOUCHSTONE VARIABLE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Touchstone Variable Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of eleven Funds: Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund (collectively, the "Funds"). The Touchstone Growth & Income Fund and the Touchstone Bond Fund commenced operations on January 1, 1999. The Touchstone Small Cap Value Fund, Touchstone High Yield Fund and Touchstone Enhanced 30 Fund commenced operations on May 1, 1999. Prior to January 1999, the Trust was called Select Advisors Variable Insurance Trust and each existing Fund available at that time was referred to as a "Portfolio".

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. The Trust offers shares of beneficial interest of each Fund to separate accounts of Western-Southern Life Assurance Company ("Western-Southern") as a funding vehicle for certain variable annuity contracts issued by Western-Southern through the separate accounts.

As of June 30, 1999, Touchstone Advisors, Inc., a subsidiary of
Western-Southern, and Western-Southern owned 100% of the outstanding shares of the Trust.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Funds:

Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

TOUCHSTONE VARIABLE SERIES TRUST

Foreign Currency Translation. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded upon notification of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

Dividends and Distributions. Distributions to shareholders for all Funds in the Trust, except the Touchstone Standby Income Fund, are recorded by each Fund annually. It is the policy of the Touchstone Standby Income Fund to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales, paydown gains and losses on certain securities and excise tax regulations. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Taxes. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary.

TOUCHSTONE VARIABLE SERIES TRUST

Notes to Financial Statements continued


Written Options. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

Forward Foreign Currency and Spot Contracts. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 1999, the following Funds had the following open forward foreign currency and spot contracts:

                                                                             Unrealized
                                      Contracts To    In Exchange           Appreciation/
Fund Name                 Maturity   Deliver/Receive      For        Value (Depreciation)
Touchstone Balanced Fund
Sales                      9/24/99   GBP     117,800   $187,373    $185,790   $  1,583
                           9/13/99   ZAR   2,321,000    371,360     384,463    (13,103)
--------------------------------------------------------------------------------------
                                                                               (11,520)
======================================================================================
  GBP -- Great British Pound
  ZAR -- South African Rand
Touchstone International Equity Fund
Sales                      7/01/99   JPY     319,812     $2,642      $2,642        $--
--------------------------------------------------------------------------------------
  JPY -- Japanese Yen

TOUCHSTONE VARIABLE SERIES TRUST


Organization Expense. Organization expenses were deferred and are being amortized by each Fund except the Touchstone Small Cap Value Fund, Touchstone High Yield Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund and Touchstone Bond Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund, will be reduced by a portion of any unamortized organization expenses of the Fund determined by the proportion of the number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund outstanding after taking into account any prior redemptions of the Initial Shares of the Fund.

Repurchase Agreements. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Fund has the right to use the collateral to offset losses incurred.

Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

TOUCHSTONE VARIABLE SERIES TRUST

Notes to Financial Statements continued

3. TRANSACTIONS WITH AFFILIATES
Sponsor. Touchstone Advisors, Inc. ("Sponsor" or "Advisor"), a subsidiary of Western-Southern, as sponsor to the Trust, pursuant to a Sponsor Agreement, provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor reserves the right to receive a sponsor fee from each Fund on an annual basis up to 0.20% of average daily net assets of that Fund. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

Investment Advisor. The Trust also has an investment advisory agreement with the Advisor. Under the terms of the investment advisory agreement, each Fund pays a fee that is computed daily and paid monthly. For the six months ended June 30, 1999, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Fund:

                                              Touchstone
         Touchstone  Touchstone  Touchstone     Income    Touchstone Touchstone
          Small Cap   Emerging  International Opportunity High Yield Value Plus
         Value Fund  Growth Fund Equity Fund     Fund        Fund       Fund
Rate        0.80%       0.80%       0.95%        0.65%       0.60%      0.75%
--------------------------------------------------------------------------------

         Touchstone  Touchstone Touchstone  Touchstone  Touchstone
          Growth &    Enhanced   Balanced      Bond       Standby
         Income Fund   30 Fund     Fund        Fund     Income Fund
Rate        0.80%       0.65%      0.80%       0.55%       0.25%
--------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor may enter into sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of June 30, 1999, the following sub-advisory agreements were in place:

Touchstone Small Cap Value Fund
Todd Investment Advisors, Inc.                  0.50%

Touchstone Emerging Growth Fund
David L. Babson & Company, Inc.                 0.50%
Westfield Capital Management Company, Inc.      0.45% on the first $10 million
                                                0.40% on the next $40 million
                                                0.35% thereafter
Touchstone International Equity Fund
Credit Suisse Asset Management                  0.85% on the first $30 million
                                                0.80% on the next $20 million
                                                0.70% on the next $20 million
                                                0.60% thereafter
Touchstone Income Opportunity Fund
Alliance Capital Management LP                  0.40% on the first $50 million
                                                0.35% on the next $20 million
                                                0.30% on the next $20 million
                                                0.25% thereafter

TOUCHSTONE VARIABLE SERIES TRUST


Touchstone High Yield Fund
Fort Washington Investment Advisors, Inc.      0.40%

Touchstone Value Plus Fund
Fort Washington Investment Advisors, Inc.      0.45%

Touchstone Growth & Income Fund
Scudder Kemper Investments, Inc.               0.50% on the first $150 million
                                               0.45% thereafter
Touchstone Enhanced 30 Fund
Todd Investment Advisors, Inc.                 0.40%

Touchstone Balanced Fund
OpCap Advisors, Inc.                           0.60% on the first $20 million*
                                               0.50% on the next $30 million*
                                               0.40% thereafter*
Touchstone Bond Fund
Fort Washington Investment Advisors, Inc.      0.30%

Touchstone Standby Income Fund
Fort Washington Investment Advisors, Inc.      0.15%

* Includes assets of the Touchstone Balanced Fund of the Touchstone Variable Series Trust and the Touchstone Balanced Fund of the Touchstone Series Trust (for which OpCap Advisors also acts in an investment advisory capacity).

Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Sponsor.

Trustees. Each Trustee who is not an "interested person", (as defined in the Act) of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust. For the six months ended June 30, 1999, the Trust incurred $14,613 in Trustee fees.

4. EXPENSE REIMBURSEMENTS
The Advisor has agreed to waive fees and reimburse each Fund so that, following such waiver of fees and reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund are not greater, on an annualized basis, than the percentage of average daily net assets of the Fund listed below:

                                                        Touchstone
                   Touchstone  Touchstone  Touchstone     Income    Touchstone Touchstone
                    Small Cap   Emerging  International Opportunity High Yield Value Plus
                   Value Fund  Growth Fund Equity Fund     Fund        Fund       Fund
Voluntary
expense limit         1.00%       1.15%      1.25%        0.85%        0.80%      1.15%
Amount of
reimbursement        $15,272     $38,819   $108,366      $66,572      $17,083    $47,867
----------------------------------------------------------------------------------------
                   Touchstone  Touchstone Touchstone  Touchstone  Touchstone
                    Growth &    Enhanced   Balanced      Bond       Standby
                   Income Fund   30 Fund     Fund        Fund     Income Fund
Voluntary
expense limit         0.85%       0.75%      0.90%       0.75%       0.50%
Amount of
reimbursement       $149,333     $16,253    $85,537     $58,641     $47,423
----------------------------------------------------------------------------

The Advisor has agreed that it will continue to waive fees and reimburse each Fund as described above through December 31, 1999.

TOUCHSTONE VARIABLE SERIES TRUST

Notes to Financial Statements continued


5. PURCHASES AND SALES OF INVESTMENT SECURITIES
Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 1999 were as follows:

                                                         Touchstone
                   Touchstone  Touchstone  Touchstone      Income    Touchstone  Touchstone
                    Small Cap   Emerging  International Opportunity  High Yield  Value Plus
                   Value Fund Growth Fund  Equity Fund     Fund        Fund        Fund
Cost of purchases  $10,787,758 $16,166,171 $31,473,380 $34,384,639 $19,718,150 $6,670,201
Proceeds from
sales              $  722,927  $17,004,149 $31,136,560 $35,773,303 $ 4,593,125 $1,989,430
-----------------------------------------------------------------------------------------
                    Touchstone  Touchstone   Touchstone  Touchstone  Touchstone
                      Growth &    Enhanced     Balanced     Bond       Standby
                    Income Fund   30 Fund       Fund        Fund     Income Fund
Cost of purchases  $23,455,980 $10,040,229  $17,976,023 $9,169,992  $10,762,716
Proceeds from
sales              $26,070,502 $        --  $20,301,269 $4,963,598  $ 5,501,517
-------------------------------------------------------------------------------

Purchases and sales of U.S. government obligations (excluding short-term investments) for the six months ended June 30, 1999 were as follows:

                               Touchstone   Touchstone   Touchstone
                                Balanced       Bond        Standby
                                  Fund         Fund      Income Fund
Cost of purchases              $3,251,014   $4,017,016   $2,887,675
Proceeds from sales            $2,357,035   $5,730,406   $1,100,000


6. RESTRICTED SECURITIES
Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 1999, Touchstone Bond Fund held restricted securities valued at $759,177 by the Trustees, representing 1.97% of net assets.
Acquisition date and cost of each are as follows:

                                     Acquisition Date               Cost
Mercantile Safe Deposit                   3/28/85                  $ 71,379
Central America, Series F                  8/1/86                   130,000
Central America, Series G                  8/1/86                   130,000
Central America, Series H                  8/1/86                   130,000
Republic of Honduras, Series C             5/1/88                   100,000
Republic of Honduras, Series D             5/1/88                   100,000

The Bond II Portfolio of Select Advisors Portfolios received these securities from The Western and Southern Life Insurance Company Separate Account A on November 21, 1994, in exchange for a proportionate interest in the Bond Portfolio. As part of a subsequent reorganization, these securities were redeemed in kind and acquired by the Touchstone Bond Fund. (Note 7)


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TOUCHSTONE VARIABLE SERIES TRUST

As of June 30, 1999, Touchstone Income Opportunity Fund held restricted securities valued at $275,000 by the Trustees, representing 0.89% of net assets. Acquisition date and cost of each are as follows:



                                Acquisition Date               Cost
FSW International                     5/7/97                 $ 487,500
NTS Steel Group                      11/7/96                   287,500



7. CAPITAL CONTRIBUTION
The Touchstone Growth & Income Fund and the Touchstone Bond Fund were newly established Funds, effective immediately after the close of business on December 31, 1998. At that time, shares of the newly established Touchstone Growth & Income Fund and Touchstone Bond Fund were substituted for shares of the Select Advisors Portfolios: Growth & Income II Portfolio and Select Advisors
Portfolios: Bond II Portfolio, respectively. Thus, an initial capital contribution equal to the amount of each respective Portfolio's net assets was made at that time.


SUPPLEMENTARY INFORMATION: CHANGE IN ACCOUNTANTS
For 1998 and for previous years, PricewaterhouseCoopers LLP and its predecessor ("PWC") served as independent public accountant for the Funds. Subsequent to PWC's completion of the 1998 fiscal year audit the Board of Trustees asked PricewaterhouseCoopers LLP to resign and selected Ernst & Young LLP as independent public accountant for the Funds. The Board's selection of Ernst & Young LLP did not result from any dispute between the Funds and PWC, and PWC's reports for the last two years did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There was no disagreement between PWC and the Funds on any matter of accounting principals, practices, financial statement disclosure or auditing scope of procedure.


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